                              BRAZOS MUTUAL FUNDS

                           [Logo] Brazos Mutual Funds

                              BRAZOS MUTUAL FUNDS


                               SEMI-ANNUAL REPORT
                                  MAY 31, 2002

                                     BRAZOS
                                    --------

                              SMALL CAP PORTFOLIO

                                  REAL ESTATE
                              SECURITIES PORTFOLIO

                              MICRO CAP PORTFOLIO

                              MULTI CAP PORTFOLIO

                               MID CAP PORTFOLIO

                                  ----------

                               INVESTMENT ADVISER
                               ------------------

                                  JOHN McSTAY
                               INVESTMENT COUNSEL
                                5949 SHERRY LANE
                                   SUITE 1600
                              DALLAS, TEXAS 75225


                              www.brazosfunds.com

BRAZOS MUTUAL FUNDS
Report From Management

Dear Shareholders:

                             WEIGHING ON THE MARKET

  One year ago, we mentioned the old market adage "sell in May and walk away." Without assuming the role of a savant trader, we simply recognized that the market was coming off a nice rally and was facing a number of difficult con-cerns.

  With perfect hindsight, it proved to be a good observation as the S&P 500 de-clined approximately 19% over the ensuing 12 months. In that time frame, the market dealt with some of the concerns that we expressed and certainly some that we did not, i.e. September 11th. In the course of the year, the market ex-perienced strong short-term rallies, the best example being a very meaningful rally that began on September 21st. But on the whole, June to June was not a good time for equity investors.

  As we look ahead, we remain guarded regarding the returns that we believe the market can offer. Having acknowledged continued caution, we are encouraged by the degree of "adjustment" that the market has already achieved. In March of 2000, the S&P's five year annualized rate of return was a staggering 26.80%! In March of 2002, the previous five year annualized rate of return was 10.20%, commensurate with long-term market returns. The reversion to the mean was pain-ful, but it is a positive as we look forward to a better market environment with, in our opinion, this "adjustment" in our rear view mirror.

  Today, it is our view that the issues weighing on the market are very serious macro issues that, for the most part, have no near term resolution. We offer the following observations on the key factors currently impacting the equity market today.

                                 WEIGHTY ISSUES

Investor Disillusionment

  Investors have lost confidence in brokers, pro forma earnings, analysts, in-dependent auditors, corporate executives, directors, rating agencies, media, and equity investing in general. This more risk averse sentiment directly im-pacts the valuation matrix. In our view this is the alpha problem. Resolution will take time.

Terrorism and Safety Risk

  The war against terrorism is losing momentum and the President's popularity and ability to galvanize support has peaked. Yet, the safety risk at home and abroad remains very high. Concerns regarding Iraq, Afghanistan, and the India/Pakistan conflict are high and rising. There appears to be no resolution in sight.

BRAZOS MUTUAL FUNDS
Report From Management -- continued


Valuation Backwash

  PE multiples, especially on technology stocks, are not low in spite of the decline in equity securities. Time is required for earnings to grow to the mul-tiples--absent a sharp market down-drift. Resolution will likely occur, but it may require the early discounting of 2004 earnings.

Foreign Flow of Funds

  For the past several years, foreign investors have been the strongest pur-chasers of U.S. stocks. With concerns regarding a peak and further subsequent decline in the dollar, a possibility enhanced by a rapidly growing federal def-icit, fears are increasing that this positive force could become a negative. Conviction regarding a strong recovery with subdued inflation would ameliorate this issue.

  The above issues are intentionally very focused in an effort to direct your thinking to a few variables to consider and monitor. A more complete list could well include questions regarding the durability of the economic recovery, the magnitude of corporate profit growth, etc. But, our judgment is that the more traditional and common market drivers are taking a back seat to these rather new and unusual issues that presently confront the thoughtful investor.

It's About the Long Run

  In the long term, profit growth drives stock prices. Traditionally, stock prices advance at the rate of growth in corporate profits. Speculative periods and market panics sometimes cause this relationship to temporarily disconnect. Over long periods of time, however, the relationship holds true.

  Our investment process capitalizes on this truth. While today's market swings from one extreme to the other, we keep our heads down and continue to search for Good Companies. We have conviction in the idea that companies that deliver above-market rates of profit growth will deliver above-market returns. We focus on companies with durable, consistent growth in profits. We have a high degree of confidence in these companies' ability to achieve their growth targets. In what should be a slow-growth environment, the markets are expected to assign a strong premium to these stocks.

  We have confidence in our investment process, and we adhere to it closely, regardless of market hysterics and irrespective of the wanderings of our peer managers. We pick the same kinds of stocks in all types of markets. We did not chase the dot-com offerings in 1999, nor did we chase overvalued baby banks in 2001 and 2002. We focus on Good Companies operating Good Businesses, and seek those companies that will outperform the market and the majority of its peers over the long term.

BRAZOS MUTUAL FUNDS
Report From Management -- continued


                    REAL ESTATE INVESTMENT TRUSTS ("REITS")

  As the irrational exuberance of the late 1990s continues to unwind, asset classes such as REITs that were neglected are making up for their underperformance during that timeframe. 2000 and 2001 were outstanding years for REITs, with solid follow-through thus far in 2002./1/ There are a number of important attributes drawing capital to this asset class.

More than Just a Pretty Dividend

  Last year (and in January 2002 as well), there was an almost-perfect correla-tion between yield and performance: virtually without regard to qualitative is-sues, investors appeared to be "buying yield." As 2002 progresses, however, that trend is losing momentum and performance is broadening to include more mainstream companies whose valuations (and quality) are attractive based on more varied metrics. Our bottom-up process focuses on stocks with better growth prospects, superior valuations and strong balance sheets. For the second quar-ter these stocks began to perform more as one would expect them to.

Keep it Simple

  In addition to dividend yields attracting capital, the prospect of lower re-turn expectations for the overall equity markets and a steady stream of ac-counting and corporate governance woes seemed to draw attention to more "mundane" asset classes, REITs included. REIT earnings are derived primarily from owning real estate assets and collecting rents. These companies are valued based on those underlying real estate cash flows along with management teams' ability to grow them in a prudent manner. Investors are rewarded in part via a portion of those cash flows being paid out in the form of dividends. Those div-idends are very safe and company disclosure is excellent. As the REIT industry grew and matured, the expectation for detailed reporting practices followed suit, and companies responded to that expectation. In short, given the stable nature of the real estate business and a proactive effort on the part of REIT management teams, REITs are sidestepping the accounting and complexity problems that are plaguing the broader markets.

Liquidity!

  Beyond safe yields and straightforward business models, REITs also offer meaningful portfolio diversification benefits--and the liquidity needed to take advantage of them. During the go-go market of the late 1990s, diversified asset allocation approaches seemed to lose popularity. Of late, however, the invest-ing public is once again embracing this concept. And for good reason, investors seeking diversification via real estate cash flows appear to be increasingly choosing publicly-traded REITs versus investing directly in properties. Despite these benefits, flows into REIT mutual funds have accelerated but certainly still can't be called a landslide.

/1/ Past performance is no guarantee of future results.

BRAZOS MUTUAL FUNDS
Report From Management -- continued


  The results for the Brazos Funds are summarized below:


                            Quarter      Year                 5 Years    Inception
                             Ending    To Date    One Year     Ended      To Date
                           6/30/2002* 6/30/2002* 6/30/2002* 6/30/2002** 6/30/2002**
                           ---------- ---------- ---------- ----------- -----------
  Brazos Real Estate(/1/)
   Class Y Inception
   12/31/96                   5.17%     13.28%     15.78%      7.47%       8.95%
  NAREIT Equity               5.01%     13.68%     16.21%      7.93%       8.28%

  Brazos Small Cap(/1/)
   Class Y Inception
   12/31/96                 -12.74%    -15.92%    -19.99%      8.71%      12.77%
  Russell 2000               -8.35%     -4.70%     -8.60%      4.44%       5.88%

  Brazos Micro Cap(/1/)
   Class Y Inception
   12/31/97                 -12.71%    -16.67%    -21.17%         NA      22.51%
  Russell 2000               -8.35%     -4.70%     -8.60%                  2.54%

  Brazos Multi Cap(/1/)
   Class Y Inception
   12/31/98                 -11.34%    -13.21%    -19.60%         NA      21.94%
  S&P 500                   -13.44%    -13.22%    -18.04%                 -4.84%

  Brazos Mid Cap(/1/)
   Class Y Inception
   12/31/99                  -8.90%     -9.06%    -13.95%         NA       3.27%
  S&P 400                    -9.31%     -3.21%     -4.72%                  5.03%

  *Returns are cumulative and not annualized.
 **Average annual total return

(1)Past performance is not indicative of future results. Investment returns and principal values may fluctuate, so that, when redeemed, shares may be worth more or less than their original value. Returns are higher due to the waivers and/or reimbursements of the Portfolios' expenses by John McStay Investment Counsel. The performance results presented may reflect periods of above aver-age performance attributable to a Portfolio's investment in certain securi-ties during the initial public offering, the performance of a limited number of the securities in the Portfolio, or other non-recurring factors. It is possible that the performance may not be repeated in the future. The returns for Class A, B, and II would be lower to the extent that they have higher ex-penses and differing sales loads. The Real Estate Portfolio is subject to risks, such as market forces, that may impact the value of its underlying real estate assets, and management's skill in managing those assets. The Portfolio invests primarily in companies in the real estate industry and, therefore, may be subject to risks associated with the direct ownership of real estate, such as decreases in real estate value, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, ca-sualty or condemnation losses possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income.

                                 Sincerely,

                                 /s/ Wayne G. Willems
                                 John McStay Investment Counsel

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

BRAZOS MUTUAL FUNDS -- SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited)                                May 31, 2002

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock - 91.9%

Basic Resources (Excluding Energy) - 1.9%
   Lubrizol Corp. ........................................  503,900 $ 17,641,539
                                                                    ------------
Business Services - 7.5%
   Choicepoint, Inc.+.....................................  144,100    8,589,801
   Copart, Inc.+..........................................  582,650    9,572,939
   Corporate Executive Board Co.+.........................  393,800   13,822,380
   Emcor Group, Inc.+.....................................   88,400    4,991,948
   Exult, Inc.+...........................................  306,900    2,132,955
   Iron Mountain, Inc.+...................................  585,172   18,140,332
   Stericycle, Inc.+......................................  210,300   14,460,228
                                                                    ------------
                                                                      71,710,583
                                                                    ------------
Consumer Durables - 7.8%
   Beazer Homes USA, Inc.+................................  116,500    9,112,630
   Centex Corp. ..........................................  335,200   18,017,000
   Furniture Brands International, Inc.+..................  437,700   16,558,191
   La-Z-Boy, Inc. ........................................   66,300    1,856,400
   Mohawk Industries, Inc.+...............................  217,900   14,276,808
   Toll Brothers, Inc.+...................................  500,800   14,773,600
                                                                    ------------
                                                                      74,594,629
                                                                    ------------
Consumer Merchandising - 6.5%
   99 Cents Only Stores+..................................  170,000    5,213,900
   Ann Taylor Stores Corp.+...............................  519,900   14,806,752
   Borders Group, Inc.+...................................  213,900    4,457,676
   Cheesecake Factory+....................................  235,649    8,994,722
   Sonic Corp.+...........................................  210,500    5,992,935
   Williams-Sonoma, Inc.+.................................  694,200   22,221,342
                                                                    ------------
                                                                      61,687,327
                                                                    ------------
Consumer Non-Durables - 1.4%
   Tommy Hilfiger Corp.+..................................  882,700   13,434,694
                                                                    ------------
Consumer Services - 8.1%
   Alliance Gaming Corp.+.................................  394,400    5,158,752
   Bright Horizons Family Solutions, Inc.+................  365,473   10,799,727
   Career Education Corp.+................................  110,500    4,817,800
   Corinthian Colleges, Inc.+.............................  337,000    9,243,910
   Devry, Inc.+...........................................  148,900    4,017,322
   Education Management Corp.+............................  245,700   10,159,695

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2002

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock (continued)
Consumer Services (continued)
   Scholastic Corp.+......................................  318,200 $ 15,143,138
   Skillsoft Corp.+.......................................  255,000    4,663,950
   Sylvan Learning Systems, Inc.+.........................  461,800   12,699,500
                                                                    ------------
                                                                      76,703,794
                                                                    ------------
Electronic Components - 3.3%
   Emulex Corp.+..........................................  163,400    4,919,974
   ESS Technology, Inc.+..................................  278,300    4,430,536
   Intersil Corp., Class A+...............................  318,200    7,643,164
   Semtech Corp.+.........................................  299,800    9,857,424
   Silicon Laboratories, Inc.+............................  185,000    4,417,800
                                                                    ------------
                                                                      31,268,898
                                                                    ------------
Electronic Technology - 1.9%
   Adaptec, Inc.+.........................................  357,400    4,635,478
   AstroPower, Inc.+......................................  112,000    3,683,680
   Cymer, Inc.+...........................................  110,500    4,776,915
   Integrated Defense Technologies, Inc.+.................  155,900    4,567,870
                                                                    ------------
                                                                      17,663,943
                                                                    ------------
Energy - 5.9%
   Evergreen Resources, Inc.+.............................  131,700    5,886,990
   FMC Technologies, Inc.+................................  363,300    8,156,085
   Grant Prideco, Inc.+...................................   97,500    1,462,500
   National Oil-Well, Inc.+...............................  380,000    9,705,200
   Noble Energy, Inc......................................  367,000   14,004,720
   Pogo Producing Co......................................  544,700   17,223,414
                                                                    ------------
                                                                      56,438,909
                                                                    ------------
Financial Institutions - 8.1%
   Affiliated Managers Group, Inc.+.......................  199,400   13,838,360
   AmeriCredit Corp.+.....................................  492,776   17,296,438
   PMI Group, Inc.........................................  233,800   20,013,280
   Radian Group, Inc......................................  485,500   26,362,650
                                                                    ------------
                                                                      77,510,728
                                                                    ------------
Financial Services & Software - 6.9%
   Alliance Data Systems Corp.+...........................  278,700    6,056,151
   BISYS Group, Inc.+.....................................  832,600   28,949,502
   Certegy, Inc.+.........................................  406,600   17,483,800
   Investment Technology Group+...........................  238,100    8,666,840

                                               See Notes to Financial Statements
6

BRAZOS MUTUAL FUNDS -- SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2002

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock (continued)
Financial Services & Software (continued)
   Jack Henry & Associates, Inc. .........................   48,200 $    951,468
   Paypal, Inc.+..........................................  142,800    4,101,216
                                                                    ------------
                                                                      66,208,977
                                                                    ------------
Healthcare Products - 3.1%
   Biovail Corp.+.........................................  267,600    8,662,212
   Charles River Laboratories International, Inc.+........  305,100   11,212,425
   Medicis Pharmaceutical Corp., Class A+.................  203,567    9,435,330
                                                                    ------------
                                                                      29,309,967
                                                                    ------------
Healthcare Services - 3.9%
   Accredo Health, Inc.+..................................  323,425   17,445,545
   Select Medical Corp.+..................................  415,000    6,386,850
   Triad Hospitals, Inc.+.................................  284,700   12,865,593
                                                                    ------------
                                                                      36,697,988
                                                                    ------------
Healthcare Technology - 2.2%
   Affymetrix, Inc.+......................................  491,000   11,759,450
   Transkaryotic Therapies, Inc.+.........................  249,900    9,448,719
                                                                    ------------
                                                                      21,208,169
                                                                    ------------
Media - 6.6%
   Emmis Communications Corp. Class A+....................  586,600   17,363,360
   Entercom Communications Corp.+.........................  124,600    6,547,730
   Hispanic Broadcasting Corp.............................  692,700   17,289,792
   LIN TV Corp., Class A+.................................  132,000    3,603,600
   Radio One, Inc., Class D+..............................  845,100   18,338,670
                                                                    ------------
                                                                      63,143,152
                                                                    ------------
Technology Services & Software - 10.0%
   Advent Software, Inc.+.................................  190,800    7,612,920
   Affiliated Computer Services, Inc., Class A+...........  362,212   20,153,476
   Anteon International Corp.+............................  439,400   10,106,200
   Cognizant Technology Solutions, Class A+...............  170,200    8,300,654
   Mercury Interactive Corp.+.............................  371,300   12,572,218
   Perot Systems Corp., Class A+..........................  249,900    4,598,160
   Retek, Inc.+...........................................  378,800    9,238,932
   SunGard Data Systems, Inc.+............................  700,600   19,700,872
   Websense, Inc.+........................................  102,300    3,028,080
                                                                    ------------
                                                                      95,311,512
                                                                    ------------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2002

                                                       Shares/
                                                   Principal Amount
Security Description                                (in thousands)     Value
--------------------                               ---------------- ------------


Common Stock (continued)
Telecommunications - 0.2%
   Polycom, Inc.+................................      105,100      $  2,012,665
                                                                    ------------
Traditional Heavy Industry - 5.7%
   Engineered Support Systems, Inc.                     98,500         4,751,640
   Graco, Inc....................................      159,300         6,841,935
   Griffon Corp.+ ...............................      252,700         4,371,710
   Kennametal, Inc. .............................      241,200         9,672,120
   Pentair, Inc. ................................      207,000         9,726,930
   Roper Industries, Inc. .......................      244,200         9,523,800
   Superior Industries International, Inc........      207,800         9,508,928
                                                                    ------------
                                                                      54,397,063
                                                                    ------------
Transportation - 0.9%
   Swift Transportation, Inc.+...................      423,400         8,874,464
                                                                    ------------
  Total Investment Securities (Cost
   $757,623,183).................................                    875,819,001
                                                                    ------------

Repurchase Agreement - 7.7%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 0.85%, dated 5/31/02, to
    be repurchased 6/03/02 in the amount of
    $73,199,185 and collateralized by $46,845,000
    of United States Treasury Bonds, bearing
    interest at 6.00%, due 8/15/09 and having an
    approximate aggregate value of $51,002,494
    and $21,885,000 of United States Treasury
    Bonds, bearing interest at 6.50% due 5/15/05
    having an approximate aggregate value of
    $23,663,156 (cost $73,194,000) ..............      $73,194        73,194,000
                                                                    ------------
Total Investments - 99.6% (Cost $830,817,183)......................  949,013,001
Other Assets Less Liabilities - 0.4%...............................    3,752,634
                                                                    ------------
Net Assets - 100.0%................................................ $952,765,635
                                                                    ============

+  Non-income producing security
                                               See Notes to Financial Statements
8

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Portfolio of Investments (Unaudited)                                May 31, 2002

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Reit Stock - 96.9%
Apartments - 20.6%
   Apartment Investment & Management Co., Class A.........  135,272 $  6,300,970
   Archstone-Smith Trust .................................  261,715    7,068,922
   Avalonbay Communities, Inc. ...........................   81,505    3,860,077
   BRE Properties, Inc., Class A .........................   54,925    1,765,839
   Camden Property Trust .................................  118,690    4,557,696
   Equity Residential Properties Trust ...................  229,359    6,637,649
   Home Properties of New York, Inc. .....................   79,666    2,818,583
   United Dominion Realty Trust, Inc. ....................  249,768    3,958,823
                                                                    ------------
                                                                      36,968,559
                                                                    ------------
Healthcare - 5.0%
   Health Care Property Investors, Inc. ..................   34,766    1,452,176
   Health Care REIT, Inc. ................................   73,600    2,057,120
   Healthcare Realty Trust, Inc. .........................   71,101    2,140,140
   Senior Housing Properties Trust .......................  235,604    3,343,221
                                                                    ------------
                                                                       8,992,657
                                                                    ------------
Industrial - 6.7%
   AMB Property Corp. ....................................   37,180    1,083,797
   CenterPoint Properties Corp. ..........................   50,196    2,861,172
   First Industrial Realty Trust, Inc. ...................   99,357    3,408,938
   ProLogis Trust ........................................  196,903    4,715,827
                                                                    ------------
                                                                      12,069,734
                                                                    ------------
Lodging/Resorts - 4.1%
   Hilton Hotels Corp. ...................................  144,654    2,054,087
   Host Marriott Corp. ...................................  346,550    3,978,394
   LaSalle Hotel Properties ..............................   95,237    1,361,889
                                                                    ------------
                                                                       7,394,370
                                                                    ------------
Manufactured Homes - 1.0%
   Manufactured Home Communities, Inc. ...................   53,936    1,846,229
                                                                    ------------
Mixed: Office/Industrial - 6.7%
   Duke-Weeks Realty Corp. ...............................  138,699    3,753,195
   PS Business Parks, Inc. ...............................  104,298    3,650,430
   Reckson Associates Realty Corp. .......................  184,831    4,648,500
                                                                    ------------
                                                                      12,052,125
                                                                    ------------
Office - 19.2%
   Arden Realty, Inc. ....................................  190,139    5,133,753
   Boston Properties, Inc. ...............................  191,823    7,864,743
   CarrAmerica Realty Corp. ..............................  230,262    7,253,253

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- REAL ESTATE SECURITIES PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2002

                                                      Shares/
                                                  Principal Amount
Security Description                               (in thousands)     Value
--------------------                              ---------------- ------------

Reit Stock (continued)
Office (continued)
   Equity Office Properties Trust ..............       392,947     $ 11,843,422
   SL Green Realty Corp. .......................        65,880        2,358,504
                                                                   ------------
                                                                     34,453,675
                                                                   ------------
Other - 6.2%
   Catellus Development Corp.+ .................       148,356        3,004,209
   Vornado Realty Trust ........................       182,337        8,104,880
                                                                   ------------
                                                                     11,109,089
                                                                   ------------
Regional Malls - 15.1%
   CBL & Associates Properties, Inc. ...........       160,351        6,061,268
   General Growth Properties, Inc. .............       136,605        6,643,101
   Mills Corp. .................................        33,500          988,250
   Rouse Co. ...................................       157,279        5,245,255
   Simon Property Group, Inc. ..................       240,678        8,199,899
                                                                   ------------
                                                                     27,137,773
                                                                   ------------
Shopping Centers - 12.3%
   Chelsea Property Group, Inc. ................        69,930        2,104,893
   Developers Diversified Realty Corp...........       193,449        4,488,017
   Equity One, Inc. ............................        53,700          735,153
   Heritage Property Investment Trust, Inc.+....        69,600        1,799,160
   Kimco Realty Corp............................       211,602        6,750,104
   New Plan Excel Realty Trust..................       204,664        4,023,694
   Pan Pacific Retail Properties, Inc...........        65,931        2,088,694
                                                                   ------------
                                                                     21,989,715
                                                                   ------------
  Total Investment Securities (Cost
   $153,958,208)................................                    174,013,926
                                                                   ------------

Repurchase Agreement - 3.9%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 0.85%, dated 5/31/02, to
    be repurchased 6/03/02 in the amount of
    $7,063,500 and collateralized by $6,665,000
    of United States Treasury Notes, bearing
    interest at 6.50%, due 5/15/05 and having an
    approximate value of $7,206,531 (cost
    $7,063,000) ................................      $  7,063        7,063,000
                                                                   ------------
Total Investments - 100.8% (Cost $161,021,208)....................  181,076,926
Liabilities in excess of other assets - (0.8%)....................   (1,442,751)
                                                                   ------------
Net Assets - 100.0%............................................... $179,634,175
                                                                   ============

+  Non-income producing security
                                               See Notes to Financial Statements
10

BRAZOS MUTUAL FUNDS -- MICRO CAP PORTFOLIO
Portfolio of Investments (Unaudited)                                May 31, 2002

Security Description                                       Shares      Value
--------------------                                      --------  ------------

Common Stock - 88.6%
Business Services - 2.9%
   Advisory Board Co.+..................................    69,000  $  2,504,700
   Firstservice Corp.+..................................   262,400     7,027,072
                                                                    ------------
                                                                       9,531,772
                                                                    ------------
Consumer Durables - 5.3%
   Beazer Homes USA, Inc.+..............................    67,200     5,256,384
   Hovnanian Enterprises, Inc. Class A+.................   209,400     6,698,706
   Ryland Group, Inc....................................   104,000     5,616,000
                                                                    ------------
                                                                      17,571,090
                                                                    ------------
Consumer Merchandising - 7.7%
   Hot Topic, Inc.+.....................................    95,000     2,432,000
   O'Charleys, Inc.+....................................   277,200     6,367,284
   P. F. Changs China Bistro, Inc.+.....................   181,000     5,940,420
   Too, Inc.+...........................................   136,600     4,179,960
   Wet Seal, Inc. Class A+..............................   284,700     6,624,969
                                                                    ------------
                                                                      25,544,633
                                                                    ------------
Consumer Non-Durables - 1.1%
   Wild Oats Markets, Inc.+.............................   244,700     3,587,302
                                                                    ------------
Consumer Services - 8.9%
   Alliance Gaming Corp.+...............................   250,400     3,275,232
   Bright Horizons Family Solutions, Inc.+..............   197,910     5,848,241
   Coinstar, Inc.+......................................   167,200     4,781,920
   Education Management Corp.+..........................   164,600     6,806,210
   Skillsoft Corp.+.....................................   464,800     8,501,192
                                                                    ------------
                                                                      29,212,795
                                                                    ------------
Electronic Components - 1.9%
   ESS Technology, Inc.+................................   100,000     1,592,000
   Microtune, Inc.+.....................................   476,500     4,798,355
                                                                    ------------
                                                                       6,390,355
                                                                    ------------
Electronic Technology - 3.8%
   AstroPower, Inc.+....................................   293,200     9,643,348
   Integral Systems, Inc.+..............................   124,900     2,868,953
                                                                    ------------
                                                                      12,512,301
                                                                    ------------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MICRO CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2002

Security Description                                       Shares      Value
--------------------                                      --------  ------------

Common Stock (continued)
Energy - 4.3%
   Encore Aquisition Co.+...............................   234,300  $  3,629,307
   Evergreen Resources, Inc.+...........................    75,700     3,383,790
   Quicksilver Resources, Inc.+.........................   202,200     4,852,800
   Spinnaker Exploration Co.+...........................    56,800     2,174,304
                                                                    ------------
                                                                      14,040,201
                                                                    ------------
Financial Institutions - 15.0%
   Financial Federal Corp.+.............................   354,000    12,071,400
   Irwin Financial Corp.................................   600,100    11,941,990
   Scottish Annuity & Life Holdings, Ltd................   608,400    12,168,000
   Triad Guaranty, Inc.+................................   279,400    13,229,590
                                                                    ------------
                                                                      49,410,980
                                                                    ------------
Financial Services & Software - 0.6%
   Arch Capital Group, Ltd.+............................    64,400     1,912,680
                                                                    ------------
Healthcare Products - 7.1%
   Advanced Neuromodulation Systems, Inc.+..............   117,000     3,736,980
   Axcan Pharma, Inc.+..................................   290,100     4,392,114
   Esperion Therapeutics, Inc.+.........................   609,400     2,894,650
   First Horizon Pharmaceutical Corp.+..................   278,800     6,167,056
   Salix Pharmaceuticals, Ltd.+.........................   417,200     6,341,440
                                                                    ------------
                                                                      23,532,240
                                                                    ------------
Healthcare Services - 8.5%
   Amsurg Corp.+........................................   181,800     5,815,782
   Odyssey Healthcare, Inc.+............................    55,000     1,938,750
   Option Care, Inc.+...................................   358,000     4,654,000
   Select Medical Corp.+................................   436,000     6,710,040
   SFBC International, Inc.+............................   178,100     3,166,618
   United Surgical Partners International, Inc.+........   182,900     5,682,703
                                                                    ------------
                                                                      27,967,893
                                                                    ------------
Healthcare Technology - 8.3%
   Array Biopharma, Inc.+...............................   188,100     1,850,904
   Cholestech Corp.+....................................   428,800     7,847,040
   Endocare, Inc.+......................................   725,300    10,625,645
   Harvard Bioscience, Inc.+............................   211,900     1,370,993
   Quinton Cardiology Systems, Inc.+....................   300,000     2,565,000
   Wilson Greatbatch Technologies, Inc.+................   125,000     3,228,750
                                                                    ------------
                                                                      27,488,332
                                                                    ------------

                                               See Notes to Financial Statements
12

BRAZOS MUTUAL FUNDS -- MICRO CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2002

                                                  Shares/Principal
                                                       Amount
Security Description                               (in thousands)     Value
--------------------                              ---------------- ------------

Common Stock (continued)
Technology Services & Software - 8.0%
   Computer Programs & Systems, Inc.+...........        50,000     $    937,500
   Secure Computing Corp.+......................       619,800        6,718,632
   Websense, Inc.+..............................       447,300       13,240,080
   Witness Systems, Inc.+.......................       888,000        5,550,000
                                                                   ------------
                                                                     26,446,212
                                                                   ------------
Traditional Heavy Industry - 1.7%
   Engineered Support Systems, Inc..............        72,300        3,487,752
   Herley Industries, Inc.+.....................       109,200        2,238,600
                                                                   ------------
                                                                      5,726,352
                                                                   ------------
Utilities - 3.5%
   General Communication, Inc., Class A+........     1,280,300       11,522,700
                                                                   ------------
  Total Investment Securities (Cost
   $264,970,559)................................                    292,397,838
                                                                   ------------
Repurchase Agreement - 11.2%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 0.85%, dated 5/31/02, to
    be repurchased 6/03/02 in the amount of
    $37,045,624 and collateralized by
    $37,180,000 of United States Treasury Notes,
    bearing interest at 5.00%, due 2/15/11 and
    having an approximate value of $37,784,175
    (cost $37,043,000) .........................       $37,043       37,043,000
                                                                   ------------
Total Investments - 99.8% (Cost $302,013,559).....................  329,440,838
Other Assets Less Liabilities - 0.2% .............................      506,404
                                                                   ------------

Net Assets - 100.0%............................................... $329,947,242
                                                                   ============

+ Non-income producing security
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MULTI CAP PORTFOLIO
Portfolio of Investments (Unaudited)                                May 31, 2002


Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock - 91.8%

Basic Resources (Excluding Energy) - 4.2%
   Air Products and Chemicals, Inc........................   69,000 $  3,460,350
   Engelhard Corp.........................................  110,000    3,423,200
                                                                    ------------
                                                                       6,883,550
                                                                    ------------

Business Services - 5.0%
   Choicepoint, Inc.+.....................................   25,100    1,496,211
   Cintas Corp............................................   28,900    1,508,869
   Iron Mountain, Inc.+...................................  105,000    3,255,000
   United Stationers, Inc.+...............................   48,400    1,841,620
                                                                    ------------
                                                                       8,101,700
                                                                    ------------

Consumer Durables - 10.1%
   Centex Corp............................................   57,000    3,063,750
   D.R. Horton, Inc.......................................  157,260    3,856,015
   Electronic Arts, Inc.+.................................   30,000    1,920,000
   Furniture Brands International, Inc.+..................   72,000    2,723,760
   Maytag Corp............................................   47,200    2,114,088
   Mohawk Industries, Inc.+...............................   42,500    2,784,600
                                                                    ------------
                                                                      16,462,213
                                                                    ------------

Consumer Merchandising - 17.5%
   Advanced Auto Parts+...................................   50,000    2,890,000
   Ann Taylor Stores Corp.+...............................   56,250    1,602,000
   Bed Bath & Beyond, Inc.+...............................   68,000    2,332,400
   Brinker International, Inc.+...........................   86,000    2,885,300
   Dollar Tree Stores, Inc.+..............................   86,100    3,467,247
   Hot Topic, Inc.+.......................................   76,650    1,962,240
   Lowes Cos., Inc........................................   87,000    4,102,920
   Sears, Roebuck & Co....................................   80,000    4,724,000
   Williams-Sonoma, Inc.+.................................  141,200    4,519,812
                                                                    ------------
                                                                      28,485,919
                                                                    ------------

Consumer Non-Durables - 1.0%
   Tommy Hilfiger Corp.+..................................  108,100    1,645,282
                                                                    ------------

Consumer Services - 7.1%
   Apollo Group, Inc. Class A+............................  118,400    4,082,432
   Scholastic Corp.+......................................   50,300    2,393,777
   Skillsoft Corp.+.......................................   72,500    1,326,025
   Sylvan Learning Systems, Inc.+.........................   56,700    1,559,250
   USA Networks, Inc......................................   80,000    2,280,000
                                                                    ------------
                                                                      11,641,484
                                                                    ------------

                                               See Notes to Financial Statements
14

BRAZOS MUTUAL FUNDS -- MULTI CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2002

Security Description                                        Shares     Value
--------------------                                        ------- ------------


Common Stock (continued)

Electronic Components - 2.3%
   ESS Technology, Inc.+..................................   35,000 $    557,200
   Intersil Corp., Class A+...............................   84,200    2,022,484
   Silicon, Inc. Laboratories+............................   42,000    1,002,960
                                                                    ------------
                                                                       3,582,644
                                                                    ------------

Electronic Technology - 1.8%
   AstroPower, Inc.+......................................   41,000    1,348,490
   Cymer, Inc.+...........................................   37,700    1,629,771
                                                                    ------------
                                                                       2,978,261
                                                                    ------------

Energy - 10.0%
   Baker Hughes, Inc. ....................................   85,000    3,115,250
   Ensco International, Inc. .............................   95,700    3,134,175
   FMC Technologies, Inc.+................................   75,000    1,683,750
   National Oil-Well, Inc.+...............................  100,000    2,554,000
   Ocean Energy, Inc. ....................................  112,000    2,489,760
   Pogo Producing Co. ....................................   50,000    1,581,000
   Suncor Energy, Inc. ...................................   96,000    1,672,320
                                                                    ------------
                                                                      16,230,255
                                                                    ------------

Financial Institutions - 1.6%
   AmeriCredit Corp.+.....................................   65,000    2,281,500
   Scottish Annuity & Life Holdings, Ltd. ................   16,300      326,000
                                                                    ------------
                                                                       2,607,500
                                                                    ------------

Financial Services & Software - 6.0%
   BISYS Group, Inc.+.....................................  110,200    3,831,654
   First Data Corp........................................   31,000    2,455,200
   Fiserv, Inc.+..........................................   54,150    2,303,541
   Investment Technology Group+...........................   27,650    1,006,460
   Jack Henry & Associates, Inc. .........................    6,700      132,258
                                                                    ------------
                                                                       9,729,113
                                                                    ------------

Healthcare Technology - 0.9%
   Array Biopharma, Inc.+.................................   62,500      615,000
   Endocare, Inc.+........................................   60,000      879,000
                                                                    ------------
                                                                       1,494,000
                                                                    ------------

Media - 3.3%
   Emmis Communications Corp., Class A+...................   24,000      710,400
   Hispanic Broadcasting Corp. ...........................  107,800    2,690,688
   Univision Communications, Inc., Class A+...............   48,300    1,932,000
                                                                    ------------
                                                                       5,333,088
                                                                    ------------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MULTI CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2002

                                                       Shares/
                                                   Principal Amount
Security Description                                (in thousands)     Value
--------------------                               ---------------- ------------

Common Stock (continued)
Other - 5.1%
   Barrick Gold Corp.............................      190,000      $  4,142,000
   Newmont Mining Corp...........................      135,000         4,213,350
                                                                    ------------
                                                                       8,355,350
                                                                    ------------

Technology Services & Software - 2.7%
   SunGard Data Systems, Inc.+...................      128,500         3,613,420
   Witness Systems, Inc.+........................      140,000           875,000
                                                                    ------------
                                                                       4,488,420
                                                                    ------------

Telecommunications - 0.2%
   Polycom, Inc.+................................       13,600           260,440
                                                                    ------------

Traditional Heavy Industry - 12.6%
   Danaher Corp..................................       48,600         3,383,532
   General Dynamics Corp.........................       48,000         4,828,800
   Graco, Inc....................................       16,400           704,380
   Illinois Tool Works, Inc......................       46,500         3,302,895
   Raytheon Co...................................       89,000         3,933,800
   Roper Industries, Inc.........................       54,500         2,125,500
   Superior Industries International, Inc........       50,000         2,288,000
                                                                    ------------
                                                                      20,566,907
                                                                    ------------

Utilities - 0.4%
   General Communication, Inc., Class A+.........       79,800           718,200
                                                                    ------------
  Total Common Stock (Cost $140,745,030).........                    149,564,326
                                                                    ------------
Corporate Bonds & Notes - 0.1%

Healthcare Products - 0.1%
   Medicis Pharmaceutical Corp. 2.50% 2032*
    (Cost $152,416)..............................      $   150           152,417
                                                                    ------------
  Total Investment Securities (Cost
   $140,897,446).................................                    149,716,743
                                                                    ------------

                                               See Notes to Financial Statements
16

BRAZOS MUTUAL FUNDS -- MULTI CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2002

                                                  Principal Amount
Security Description                               (in thousands)     Value
--------------------                              ---------------- ------------

Repurchase Agreement - 7.4%
   Agreement with State Street Bank & Trust Co.,
    bearing interest at 0.85%, dated 5/31/02, to
    be repurchased 6/03/02 in the amount of
    $12,026,852 and collateralized by
    $12,380,000 of United States Treasury Bills,
    bearing interest at 1.73%, due 11/21/02 and
    having an approximate value of $12,268,580
    (cost $12,026,000)..........................      $12,026      $ 12,026,000
                                                                   ------------
Total Investments - 99.3% (Cost $152,923,446).....................  161,742,743
Other assets less liabilities - 0.7%..............................    1,130,925
                                                                   ------------
Net Assets - 100.0%............................................... $162,873,668
                                                                   ============


+ Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MID CAP PORTFOLIO
Portfolio of Investments (Unaudited)                                May 31, 2002

Security Description                                         Shares     Value
--------------------                                         ------- -----------


Common Stock - 83.1%

Basic Resources (Excluding Energy) - 2.0%
   Engelhard Corp. ........................................   77,200 $ 2,402,464
                                                                     -----------

Business Services - 6.1%
   Choicepoint, Inc.+......................................   19,000   1,132,590
   Cintas Corp. ...........................................   23,900   1,247,819
   Iron Mountain, Inc.+....................................   97,250   3,014,750
   Paychex, Inc. ..........................................   16,050     556,133
   United Stationers, Inc.+................................   41,200   1,567,660
                                                                     -----------
                                                                       7,518,952
                                                                     -----------

Consumer Durables - 6.6%
   Centex Corp. ...........................................   39,500   2,123,125
   D.R. Horton, Inc. ......................................  103,154   2,529,336
   Maytag Corp. ...........................................   39,100   1,751,289
   Mohawk Industries, Inc.+................................   24,900   1,631,448
                                                                     -----------
                                                                       8,035,198
                                                                     -----------

Consumer Merchandising - 10.1%
   Bed Bath & Beyond, Inc.+................................   47,100   1,615,530
   BJ's Wholesale Club, Inc.+..............................   26,600   1,150,450
   Brinker International, Inc.+............................   63,400   2,127,070
   Dollar Tree Stores, Inc.+...............................   59,500   2,396,065
   Michaels Stores, Inc.+..................................   47,100   2,046,495
   Williams-Sonoma, Inc.+..................................   97,400   3,117,774
                                                                     -----------
                                                                      12,453,384
                                                                     -----------

Consumer Non-Durables - 1.9%
   Jones Apparel Group, Inc.+..............................   29,900   1,191,814
   Tommy Hilfiger Corp.+...................................   74,600   1,135,412
                                                                     -----------
                                                                       2,327,226
                                                                     -----------

Consumer Services - 4.8%
   Apollo Group, Inc., Class A+............................   82,050   2,829,084
   Scholastic Corp.+.......................................   41,500   1,974,985
   Sylvan Learning Systems, Inc.+..........................   40,700   1,119,250
                                                                     -----------
                                                                       5,923,319
                                                                     -----------

Electronic Components - 4.9%
   Emulex Corp.+...........................................   41,700   1,255,587
   Intersil Corp., Class A+................................   75,700   1,818,314
   Marvell Technology Group, Ltd.+.........................   34,100   1,073,468
   Microchip Technology, Inc.+.............................   62,550   1,870,245
                                                                     -----------
                                                                       6,017,614
                                                                     -----------

                                               See Notes to Financial Statements
18

BRAZOS MUTUAL FUNDS -- MID CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2002

Security Description                                         Shares     Value
--------------------                                         ------- -----------


Common Stock (continued)


Electronic Technology - 0.9%
   QLogic Corp.+...........................................   25,300 $ 1,156,716
                                                                     -----------

Energy - 8.0%
   Ensco International, Inc. ..............................   79,000   2,587,250
   Noble Energy, Inc. .....................................   16,400     625,824
   Ocean Energy, Inc. .....................................  135,400   3,009,942
   Suncor Energy, Inc. ....................................   62,000   1,080,040
   Weatherford International, Inc.+........................   51,100   2,572,885
                                                                     -----------
                                                                       9,875,941
                                                                     -----------

Financial Institutions - 8.1%
   Affiliated Managers Group, Inc.+........................   23,200   1,610,080
   AmeriCredit Corp.+......................................   69,600   2,442,960
   Capital One Financial Corp. ............................   31,700   1,979,348
   Radian Group, Inc. .....................................   72,400   3,931,320
                                                                     -----------
                                                                       9,963,708
                                                                     -----------

Financial Services & Software - 8.1%
   BISYS Group, Inc.+......................................   98,700   3,431,799
   Certegy, Inc.+..........................................   31,500   1,354,500
   Concord EFS, Inc.+......................................  110,100   3,442,827
   Fiserv, Inc.+...........................................   38,000   1,616,520
   Jack Henry & Associates, Inc. ..........................    5,600     110,544
                                                                     -----------
                                                                       9,956,190
                                                                     -----------

Healthcare Products - 1.7%
   Biovail Corp.+..........................................   31,100   1,006,707
   Medicis Pharmaceutical Corp., Class A+..................   22,700   1,052,145
                                                                     -----------
                                                                       2,058,852
                                                                     -----------

Healthcare Services - 5.0%
   Anthem, Inc.+ ..........................................   37,400   2,651,660
   Laboratory Corp. of America Holdings+...................   38,400   1,883,520
   Triad Hospitals, Inc.+..................................   34,000   1,536,460
                                                                     -----------
                                                                       6,071,640
                                                                     -----------

Media - 3.1%
   Hispanic Broadcasting Corp.+............................   87,800   2,191,488
   Univision Communications, Inc., Class A+................   39,800   1,592,000
                                                                     -----------
                                                                       3,783,488
                                                                     -----------

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS -- MID CAP PORTFOLIO
Portfolio of Investments (Unaudited) -- continued                   May 31, 2002

                                                 Shares/Principal
                                                      Amount
Security Description                              (in thousands)     Value
--------------------                             ---------------- ------------

Common Stock (continued)

Technology Services & Software - 6.5%
   Advent Software, Inc.+......................        6,500      $    259,350
   Affiliated Computer Services, Inc., Class
    A+.........................................       43,200         2,403,648
   Cadence Design Systems, Inc.+...............       41,900           806,994
   Mercury Interactive Corp.+..................       55,400         1,875,844
   SunGard Data Systems, Inc.+.................       93,700         2,634,844
                                                                  ------------
                                                                     7,980,680
                                                                  ------------

Telecommunications - 0.2%
   Polycom, Inc.+..............................       13,900           266,185
                                                                  ------------

Traditional Heavy Industry - 4.1%
   Alliant Techsystems, Inc.+..................       11,000         1,196,580
   Danaher Corp. ..............................       39,500         2,749,990
   L-3 Communications Holdings Corp.+..........       17,000         1,072,700
                                                                  ------------
                                                                     5,019,270
                                                                  ------------

Transportation - 1.0%
   C.H. Robinson Worldwide, Inc. ..............       35,500         1,202,740
                                                                  ------------
  Total Investment Securities (Cost
   $93,870,370)................................                    102,013,567
                                                                  ------------

Repurchase Agreement - 17.1%
   Agreement with State Street Bank & Trust
    Co., bearing interest at 0.85%, dated
    5/31/02, to be repurchased 6/03/02 in the
    amount of $21,036,490 and collateralized by
    $20,420,000 of United States Treasury
    Bills, bearing interest at 6.125%, due
    11/15/27 and having an approximate value of
    $21,460,276 (cost $21,035,000).............      $21,035        21,035,000
                                                                  ------------

Total Investments - 100.2% (Cost $114,905,370)...................  123,048,567

Liabilities in excess of other assets - (0.2)%...................     (232,546)
                                                                  ------------

Net Assets - 100%................................................ $122,816,021
                                                                  ============


* Non-Income producing security
                                               See Notes to Financial Statements
20

BRAZOS MUTUAL FUNDS
Statement of Assets and Liabilities (Unaudited)                     May 31, 2002

                                         Real Estate
                            Small Cap     Securities   Micro Cap     Multi Cap      Mid Cap
                            Portfolio     Portfolio    Portfolio     Portfolio     Portfolio
                          -------------  ------------ ------------  ------------  ------------
ASSETS:
 Investment securities,
 at value*..............  $ 875,819,001  $174,013,926 $292,397,838  $149,716,743  $102,013,567
 Repurchase agreements
 (cost equals market)...     73,194,000     7,063,000   37,043,000    12,026,000    21,035,000
 Cash...................            884           287          583           607           550
 Receivable for
 investments sold.......     11,741,937     2,132,789    1,321,644     1,409,127       233,211
 Interest and dividends
 receivable.............        158,492        87,177          875        50,482        10,958
 Receivable for shares
 of beneficial interest
 sold...................      3,344,658       293,319      968,405       371,183        29,774
 Prepaid registration...             --            --       39,628            --            --
 Receivable from
 investment adviser.....          9,045         9,308       12,994         7,555        24,468
 Prepaid expenses.......          6,834         1,486        1,564           554           468
                          -------------  ------------ ------------  ------------  ------------
   Total assets.........    964,274,851   183,601,292  331,786,531   163,582,251   123,347,996
                          -------------  ------------ ------------  ------------  ------------
LIABILITIES:
 Payable for
 investments purchased..      8,198,894     3,688,452      876,915       152,427       331,673
 Payable for shares of
 beneficial interest
 redeemed...............      2,218,118        19,233      385,182       281,666           135
 Investment advisory
 and management fees
 payable................        744,659       137,379      347,439       105,302        73,694
 Accrued expenses.......        283,523       103,988      182,175       125,642       106,764
 Administration fee
 payable................         46,687        10,652       19,069         9,828         6,878
 Distribution and
 service maintenance
 fees payable...........         17,335         7,413       28,509        33,718        12,831
                          -------------  ------------ ------------  ------------  ------------
   Total liabilities....     11,509,216     3,967,117    1,839,289       708,583       531,975
                          -------------  ------------ ------------  ------------  ------------
    Net assets..........  $ 952,765,635  $179,634,175 $329,947,242  $162,873,668  $122,816,021
                          =============  ============ ============  ============  ============
NET ASSETS WERE COMPOSED
 OF:
 Shares of beneficial
 interest, $.001 par
 value..................  $      56,647  $     15,788 $     19,312  $     11,039  $     11,284
 Paid-in capital........    950,426,383   151,051,100  333,172,987   171,090,143   124,684,116
                          -------------  ------------ ------------  ------------  ------------
                            950,483,030   151,066,888  333,192,299   171,101,182   124,695,400
 Accumulated
 undistributed net
 investment income
 (loss).................    (3,718,040)     1,722,961   (2,305,794)     (557,695)    (383,088)
 Accumulated
 undistributed net
 realized gain (loss)
 on investments, and
 other assets and
 liabilities............   (112,195,173)    6,788,608  (28,366,542)  (16,489,116)   (9,639,488)
 Net unrealized
 appreciation of
 investments............    118,195,818    20,055,718   27,427,279     8,819,297     8,143,197
                          -------------  ------------ ------------  ------------  ------------
    Net assets..........  $ 952,765,635  $179,634,175 $329,947,242  $162,873,668  $122,816,021
                          =============  ============ ============  ============  ============
 *Identified cost
 Investment securities..  $ 757,623,183  $153,958,208 $264,970,559  $140,897,446  $ 93,870,370
                          =============  ============ ============  ============  ============

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Assets and Liabilities (Unaudited) -- continued        May 31, 2002

                                       Real Estate
                           Small Cap    Securities   Micro Cap    Multi Cap    Mid Cap
                           Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                          ------------ ------------ ------------ ----------- -----------
Class Y (unlimited
shares authorized):
 Net assets.............  $925,054,775 $167,957,944 $284,468,787 $91,184,772 $87,073,653
 Shares of beneficial
 interest issued and
 outstanding............    54,953,454   14,759,777   16,628,917   6,147,103   7,979,315
 Net asset value,
 offering and redemption
 price per share........  $      16.83 $      11.38 $      17.11 $     14.83 $     10.91
                          ============ ============ ============ =========== ===========
Class A (unlimited
shares authorized):
 Net assets.............  $ 12,239,750 $  3,708,927 $ 20,487,856 $49,545,999 $31,916,210
 Shares of beneficial
 interest issued and
 outstanding............       740,433      326,346    1,203,795   3,372,896   2,948,041
 Net asset value and
 redemption price per
 share..................  $      16.53 $      11.37 $      17.02 $     14.69 $     10.83
 Maximum sales charge
 (5.75% of offering
 price).................          1.01         0.69         1.04        0.90        0.66
                          ------------ ------------ ------------ ----------- -----------
 Maximum offering price
 to public..............  $      17.54 $      12.06 $      18.06 $     15.59 $     11.49
                          ============ ============ ============ =========== ===========
Class B* (unlimited
shares authorized):
 Net assets.............  $  6,333,767 $  3,738,524 $ 11,583,085 $10,753,446 $ 1,880,505
 Shares of beneficial
 interest issued and
 outstanding............       389,670      329,465      685,478     738,178     175,090
 Net asset value,
 offering and redemption
 price per share
 (excluding any
 applicable contingent
 deferred sales charge).  $      16.25 $      11.35 $      16.90 $     14.57 $     10.74
                          ============ ============ ============ =========== ===========
Class II (unlimited
shares authorized):
 Net assets.............  $  9,137,343 $  4,228,780 $ 13,407,514 $11,389,451 $ 1,945,653
 Shares of beneficial
 interest issued and
 outstanding............       562,966      372,814      793,443     781,265     181,129
 Net asset value and
 redemption price per
 share (excluding any
 applicable contingent
 deferred sales charge).  $      16.23 $      11.34 $      16.90 $     14.58 $     10.74
 Maximum sales charge
 (1.00% of offering
 price).................          0.16         0.12         0.17        0.15        0.11
                          ------------ ------------ ------------ ----------- -----------
 Maximum offering price
 to public..............  $      16.39 $      11.46 $      17.07 $     14.73 $     10.85
                          ============ ============ ============ =========== ===========

* Class B shares will convert automatically to Class A shares on the first business day of the month after eight years from the issuance of such shares.
                                               See Notes to Financial Statements
22

BRAZOS MUTUAL FUNDS
Statement of Operations (Unaudited) -- For the six months ended May 31, 2002

                                        Real Estate
                           Small Cap    Securities    Micro Cap     Multi Cap     Mid Cap
                           Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                          ------------  -----------  ------------  -----------  -----------
INVESTMENT INCOME:
Income:
 Interest...............  $    313,697  $    28,831  $    182,230  $    53,644  $    31,742
 Dividends..............     1,095,082    5,520,169       124,288      286,724       71,409
                          ------------  -----------  ------------  -----------  -----------
  Total investment
  income................     1,408,779    5,549,000       306,518      340,368      103,151
                          ------------  -----------  ------------  -----------  -----------
Expenses:
 Investment advisory and
 management fees........     4,318,755      795,442     2,052,477      506,098      306,416
 Administration fees....       271,725       61,868       112,596       47,236       28,599
 Distribution and
 service maintenance
 fees--Class A..........        74,791        5,291        39,945       69,706       17,018
 Distribution and
 service maintenance
 fees--Class B..........        30,316       14,423        64,127       47,084        8,385
 Distribution and
 service maintenance
 fees--Class II.........        42,898       15,146        74,777       47,725        7,656
 Transfer agent fees and
 expenses--Class Y......        15,411       10,434        14,518       12,057       12,568
 Transfer agent fees and
 expenses--Class A......        50,354        3,929        32,439       48,401       13,412
 Transfer agent fees and
 expenses--Class B......         9,174        3,963        20,253       12,503        2,820
 Transfer agent fees and
 expenses--Class II.....        12,572        4,123        21,812       12,719        2,530
 Registration fees--
 Class Y................        20,445       10,390        60,535        9,295       10,806
 Registration fees--
 Class A................         6,281        4,954         7,184        9,408       16,971
 Registration fees--
 Class B................         5,616        4,722         5,691        5,105        5,424
 Registration fees--
 Class II...............         6,526        5,117         6,282        5,123        5,348
 Custodian fees and
 expenses...............       126,776       32,164        55,099       27,949       27,710
 Audit and tax fees.....        10,678       10,626        10,611       10,626        9,928
 Trustees' fees and
 expenses...............        20,364       21,114        21,099       20,984       21,073
 Printing expense.......        29,224          728        39,167        5,929          873
 Legal fees and
 expenses...............        84,685       27,387        39,188       23,096       19,138
 Insurance expense......         3,203          700           641          229          208
 Miscellaneous expenses.         3,738        1,913         2,057        1,824        2,026
                          ------------  -----------  ------------  -----------  -----------
  Total expenses........     5,143,532    1,034,434     2,680,498      923,097      518,909
  Less: Expenses
  waived/reimbursed.....       (15,561)     (17,284)      (66,798)     (24,967)     (32,490)
  Less: Custody credits
  earned on cash
  balances..............        (1,152)         (40)       (1,388)         (67)        (180)
                          ------------  -----------  ------------  -----------  -----------
  Net expenses..........     5,126,819    1,017,110     2,612,312      898,063      486,239
                          ------------  -----------  ------------  -----------  -----------
Net investment income
 (loss).................    (3,718,040)   4,531,890    (2,305,794)    (557,695)    (383,088)
                          ------------  -----------  ------------  -----------  -----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized gain (loss)
 on investments.........   (50,418,008)  12,748,311   (12,374,799)  (9,003,468)  (2,294,234)
Net change in unrealized
 appreciation
 (depreciation) on
 investments............    10,196,535    4,132,413    (2,123,230)   2,121,858    2,358,027
                          ------------  -----------  ------------  -----------  -----------
Net realized and
 unrealized gain (loss)
 on investments.........   (40,221,473)  16,880,724   (14,498,029)  (6,881,610)      63,793
                          ------------  -----------  ------------  -----------  -----------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS:          $(43,939,513) $21,412,614  $(16,803,823) $(7,439,305) $  (319,295)
                          ============  ===========  ============  ===========  ===========

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Statement of Changes in Net Assets

                                                             Real Estate
                             Small Cap Portfolio        Securities Portfolio
                          --------------------------  --------------------------
                          For the six     For the     For the six     For the
                          months ended   year ended   months ended   year ended
                          May 31, 2002  November 30,  May 31, 2002  November 30,
                          (unaudited)       2001      (unaudited)       2001
                          ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET
 ASSETS:
Operations:
 Net investment income
  (loss)................  $ (3,718,040) $ (4,230,928) $  4,531,890  $ 10,357,355
 Net realized gain
  (loss) on investments.   (50,418,008)  (60,886,634)   12,748,311    16,328,369
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments...........    10,196,535     7,790,883     4,132,413      (771,404)
                          ------------  ------------  ------------  ------------
 Net increase (decrease)
  in net assets
  resulting from
  operations............   (43,939,513)  (57,326,679)   21,412,614    25,914,320
                          ------------  ------------  ------------  ------------
Dividends and
 distributions to
 shareholders from:
 Net investment income
  (Class Y).............            --            --    (3,611,133)   (8,777,222)
 Net investment income
  (Class A).............            --            --       (50,161)      (51,842)
 Net investment income
  (Class B).............            --            --       (40,670)      (38,152)
 Net investment income
  (Class II)............            --            --       (42,318)      (50,632)
 Net realized gains on
  investments (Class Y).            --   (28,099,330)           --            --
 Net realized gains on
  investments (Class A).            --      (169,532)           --            --
 Net realized gains on
  investments (Class B).            --       (62,212)           --            --
 Net realized gains on
  investments (Class
  II)...................            --       (48,926)           --            --
                          ------------  ------------  ------------  ------------
 Total dividends and
  distributions to
  shareholders..........            --   (28,380,000)   (3,744,282)   (8,917,848)
                          ------------  ------------  ------------  ------------
 Net increase (decrease)
  in net assets
  resulting from capital
  share transactions
  (Note 5)..............    82,559,255   103,742,115   (23,277,840)  (27,867,443)
                          ------------  ------------  ------------  ------------
 Total increase
  (decrease) in net
  assets................    38,619,742    18,035,436    (5,609,508)  (10,870,971)
NET ASSETS:
 Beginning of period....   914,145,893   896,110,457   185,243,683   196,114,654
                          ------------  ------------  ------------  ------------
 End of period+.........  $952,765,635  $914,145,893  $179,634,175  $185,243,683
                          ============  ============  ============  ============
+ Includes undistributed
 net investment income
 (loss) of..............  $ (3,718,040) $         --  $  1,722,961  $    935,353
                          ============  ============  ============  ============

                                               See Notes to Financial Statements
24

BRAZOS MUTUAL FUNDS
Statement of Changes in Net Assets -- continued

                             Micro Cap Portfolio         Multi Cap Portfolio          Mid Cap Portfolio
                          --------------------------  --------------------------  --------------------------
                          For the six     For the     For the six     For the     For the six     For the
                          months ended   year ended   months ended   year ended   months ended   year ended
                          May 31, 2002  November 30,  May 31, 2002  November 30,  May 31, 2002  November 30,
                          (unaudited)       2001      (unaudited)       2001      (unaudited)       2001
                          ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS:
Operations:
 Net investment income
  (loss)................  $ (2,305,794) $ (2,599,169) $   (557,695) $   (434,779) $   (383,088) $  (448,782)
 Net realized gain
  (loss) on investments.   (12,374,799)  (15,787,469)   (9,003,468)   (7,079,881)   (2,294,234)  (6,957,383)
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments...........    (2,123,230)   12,685,880     2,121,858       315,611     2,358,027    4,172,529
                          ------------  ------------  ------------  ------------  ------------  -----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............   (16,803,823)   (5,700,758)   (7,439,305)   (7,199,049)     (319,295)  (3,233,636)
                          ------------  ------------  ------------  ------------  ------------  -----------
Dividends and
 distributions to
 shareholders from:
 Net investment income
  (Class Y).............            --            --            --            --            --           --
 Net investment income
  (Class A).............            --            --            --            --            --           --
 Net investment income
  (Class B).............            --            --            --            --            --           --
 Net investment income
  (Class II)............            --            --            --            --            --           --
 Net realized gains on
  investments (Class Y).            --   (18,015,000)           --    (2,341,835)           --   (1,557,637)
 Net realized gains on
  investments (Class A).            --            --            --        (3,165)           --       (2,363)
 Net realized gains on
  investments (Class B).            --            --            --            --            --           --
 Net realized gains on
  investments (Class
  II)...................            --            --            --            --            --           --
                          ------------  ------------  ------------  ------------  ------------  -----------
Total dividends and
 distributions to
 shareholders...........            --   (18,015,000)           --    (2,345,000)           --   (1,560,000)
                          ------------  ------------  ------------  ------------  ------------  -----------
Net increase in net
 assets resulting from
 capital share
 transactions (Note 5)..    37,005,487   152,296,159    62,382,064    34,430,733    58,542,733    4,223,475
                          ------------  ------------  ------------  ------------  ------------  -----------
Total increase
 (decrease) in net
 assets.................    20,201,664   128,580,401    54,942,759    24,886,684    58,223,438     (570,161)
NET ASSETS:
Beginning of period.....   309,745,578   181,165,177   107,930,909    83,044,225    64,592,583   65,162,744
                          ------------  ------------  ------------  ------------  ------------  -----------
End of period+..........  $329,947,242  $309,745,578  $162,873,668  $107,930,909  $122,816,021  $64,592,583
                          ------------  ------------  ------------  ------------  ------------  -----------
+ Includes undistributed
 net investment income
 (loss) of..............  $ (2,305,794) $         --  $   (557,695) $         --  $   (383,088) $        --
                          ============  ============  ============  ============  ============  ===========

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights

                                                               SMALL CAP PORTFOLIO
                                                               -------------------
                                      Net gain
                                       (loss)
                                     on invest-
                    Net                ments      Total    Dividends Distri-            Net               Net       Ratio
                   Asset      Net    (realized     from    from net  butions           Asset             Assets     of net
                  Value,    invest-     and      invest-    invest-   from     Total   Value,            end of   expenses to
     Period      beginning   ment     unreal-      ment      ment    capital  distri-  end of   Total    period     average
     Ended       of period (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's)  net assets(5)
---------------- --------- --------- ---------- ---------- --------- -------  -------  ------ --------- -------- -------------
                                                                     Class Y
                                                                     -------
12/31/96-
11/30/97(3).....  $10.00    $(0.03)    $4.69      $4.66      $ --    $(1.17)  $(1.17)  $13.49   47.08%   $80,898   1.35%(4)
11/30/98........   13.49     (0.11)     0.79       0.68        --     (0.10)   (0.10)   14.07    5.06    313,207   1.21
11/30/99........   14.07     (0.13)     4.60       4.47        --        --       --    18.54   31.77    627,978   1.08
11/30/00........   18.54     (0.09)     2.75       2.66        --     (1.94)   (1.94)   19.26   13.36    890,033   1.03
11/30/01........   19.26     (0.08)    (0.97)     (1.05)       --     (0.62)   (0.62)   17.59   (5.97)   852,689   1.05
05/31/02 (6)....   17.59     (0.06)    (0.70)     (0.76)       --        --       --    16.83   (4.32)   925,055   1.02(4)
                                                                     Class A
                                                                     -------
09/08/99-
11/30/99(3).....  $16.90    $(0.05)    $1.65      $1.60      $ --    $   --   $   --   $18.50    9.47%      $394   1.65%(4)
11/30/00........   18.50     (0.23)     2.76       2.53        --     (1.94)   (1.94)   19.09   12.68      2,706   1.65
11/30/01........   19.09     (0.20)    (0.94)     (1.14)       --     (0.62)   (0.62)   17.33   (6.51)    50,417   1.61
05/31/02 (6)....   17.33     (0.12)    (0.68)     (0.80)       --        --       --    16.53   (4.62)    12,240   1.62(4)
                                                                     Class B
                                                                     -------
09/08/99-
11/30/99(3).....  $16.90    $(0.09)    $1.68      $1.59      $ --    $   --   $   --   $18.49    9.41%      $562   2.30%(4)
11/30/00........   18.49     (0.37)     2.76       2.39        --     (1.94)   (1.94)   18.94   11.92      1,917   2.30
11/30/01........   18.94     (0.30)    (0.93)     (1.23)       --     (0.62)   (0.62)   17.09   (7.05)     4,935   2.30
05/31/02 (6)....   17.09     (0.17)    (0.67)     (0.84)       --        --       --    16.25   (4.92)     6,334   2.30(4)
                                                                    Class II
                                                                    --------
09/08/99-
11/30/99(3).....  $16.90    $(0.08)    $1.68      $1.60      $ --    $   --   $   --   $18.50    9.47%      $397   2.30%(4)
11/30/00........   18.50     (0.36)     2.74       2.38        --     (1.94)   (1.94)   18.94   11.86      1,454   2.30
11/30/01........   18.94     (0.30)    (0.94)     (1.24)       --     (0.62)   (0.62)   17.08   (7.10)     6,104   2.30
05/31/02 (6)....   17.08     (0.17)    (0.68)     (0.85)       --        --       --    16.23   (4.98)     9,137   2.30(4)
                                                               SMALL CAP PORTFOLIO
                                                               -------------------
                   Ratio
                   of net
                 investment
                 (loss) to
     Period       average     Portfolio
     Ended       net assets   turnover
---------------- ------------ ---------
                                                                     Class Y
                                                                     -------
12/31/96-
11/30/97(3).....   (0.68)%(4)    148%
11/30/98........   (0.71)        104
11/30/99........   (0.78)        105
11/30/00........   (0.40)        132
11/30/01........   (0.44)         75
05/31/02 (6)....   (0.73)(4)      53
                                                                     Class A
                                                                     -------
09/08/99-
11/30/99(3).....   (1.46)%(4)    105%
11/30/00........   (1.01)        132
11/30/01........   (1.05)         75
05/31/02 (6)....   (1.32)(4)      53
                                                                     Class B
                                                                     -------
09/08/99-
11/30/99(3).....   (2.12)%(4)    105%
11/30/00........   (1.66)        132
11/30/01........   (1.72)         75
05/31/02 (6)....   (2.01)(4)      53
                                                                    Class II
                                                                    --------
09/08/99-
11/30/99(3).....   (2.11)%(4)    105%
11/30/00........   (1.67)        132
11/30/01........   (1.73)         75
05/31/02 (6)....   (2.01)(4)      53

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

                            11/30/97   11/30/98 11/30/99  11/30/00 11/30/01 05/31/02(4)(6)
                            --------   -------- --------  -------- -------- --------------
   Small Cap Portfolio
    Class Y................   1.80%(4)   1.21%    1.08%     1.03%    1.05%       1.02%
   Small Cap Portfolio
    Class A................     --         --     1.79(4)   2.80     1.71        1.63
   Small Cap Portfolio
    Class B................     --         --     2.44(4)   4.13     2.83        2.50
   Small Cap Portfolio
    Class II...............     --         --     2.44(4)   4.89     2.83        2.46

(6) Unaudited

                                               See Notes to Financial Statements
26

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                        REAL ESTATE SECURITIES PORTFOLIO

                                      Net gain
                                       (loss)
                     Net             on invest-
                    Asset              ments      Total    Dividends Distri-            Net                Net        Ratio
                   Value,     Net     (realized    from    from net  butions           Asset              Assets     of net
                   begin-   invest-     and      invest-    invest-   from     Total   Value,             end of   expenses to
      Period       ning of   ment     unreal-      ment      ment    capital  distri-  end of   Total     period     average
       Ended       period  income(1)   ized)    operations  income    gains   butions  period Return(2)  (000's)  net assets(5)
 ----------------  ------- --------- ---------- ---------- --------- -------  -------  ------ ---------  -------- -------------
                                                                     Class Y
                                                                     -------
 12/31/96-
 11/30/97(3).....  $10.00    $0.35     $ 2.05     $ 2.40    $(0.23)  $(0.93)  $(1.16)  $11.24   24.39 %   $53,308   1.25%(4)
 11/30/98........   11.24     0.44      (1.90)     (1.46)    (0.43)   (0.14)   (0.57)    9.21  (13.64)     84,789   1.25
 11/30/99........    9.21     0.47      (1.17)     (0.70)    (0.44)      --    (0.44)    8.07   (7.86)    128,997   1.19
 11/30/00........    8.07     0.45       1.19       1.64     (0.39)      --    (0.39)    9.32   20.64     193,824   1.10
 11/30/01........    9.32     0.39       1.06       1.45     (0.45)      --    (0.45)   10.32   15.81     178,250   1.12
 05/31/02 (6)....   10.32     0.28       0.86       1.14     (0.08)      --    (0.08)   11.38   12.61     167,958   1.10(4)
                                                                     Class A
                                                                     -------
 09/08/99-
 11/30/99(3).....  $ 8.80    $0.12     $(0.74)    $(0.62)   $(0.12)  $   --   $(0.12)   $8.06   (7.06)%      $143   1.65%(4)
 11/30/00........    8.06     0.41       1.17       1.58     (0.33)      --    (0.33)    9.31   19.81         537   1.65
 11/30/01........    9.31     0.37       1.02       1.39     (0.40)      --    (0.40)   10.30   15.18       2,213   1.65
 05/31/02 (6)....   10.30     0.24       0.90       1.14     (0.07)      --    (0.07)   11.37   12.45       3,709   1.65(4)
                                                                     Class B
                                                                     -------
 09/08/99-
 11/30/99(3).....  $ 8.80    $0.10     $(0.73)    $(0.63)   $(0.12)  $   --   $(0.12)   $8.05   (7.20)%      $162   2.30%(4)
 11/30/00........    8.05     0.35       1.17       1.52     (0.28)      --    (0.28)    9.29   19.14         738   2.30
 11/30/01........    9.29     0.29       1.04       1.33     (0.33)      --    (0.33)   10.29   14.52       2,339   2.30
 05/31/02 (6)....   10.29     0.20       0.91       1.11     (0.05)      --    (0.05)   11.35   12.01       3,738   2.30(4)
                                                                     Class II
                                                                     --------
 09/08/99-
 11/30/99(3).....  $ 8.80    $0.11     $(0.74)    $(0.63)   $(0.12)  $   --   $(0.12)   $8.05   (7.20)%      $143   2.30%(4)
 11/30/00........    8.05     0.34       1.18       1.52     (0.28)      --    (0.28)    9.29   19.14       1,016   2.30
 11/30/01........    9.29     0.27       1.06       1.33     (0.33)      --    (0.33)   10.29   14.52       2,441   2.30
 05/31/02 (6)....   10.29     0.20       0.90       1.10     (0.05)      --    (0.05)   11.34   11.92       4,229   2.30(4)
                     Ratio
                     of net
                   investment
                   income to
      Period        average    Portfolio
       Ended       net assets  turnover
------------------ ----------- ---------
                                                                     Class Y
                                                                     -------
 12/31/96-
 11/30/97(3).....    4.61%(4)     185%
 11/30/98........    4.19         157
 11/30/99........    5.23         100
 11/30/00........    4.99          66
 11/30/01........    4.27          67
 05/31/02 (6)....    5.19(4)       39
                                                                     Class A
                                                                     -------
 09/08/99-
 11/30/99(3).....    6.13%(4)     100%
 11/30/00........    4.29          66
 11/30/01........    3.66          67
 05/31/02 (6)....    4.40(4)       39
                                                                     Class B
                                                                     -------
 09/08/99-
 11/30/99(3).....    5.48%(4)     100%
 11/30/00........    3.90          66
 11/30/01........    2.96          67
 05/31/02 (6)....    3.79(4)       39
                                                                     Class II
                                                                     --------
 09/08/99-
 11/30/99(3).....    5.61%(4)     100%
 11/30/00........    3.76          66
 11/30/01........    2.95          67
 05/31/02 (6)....    3.77(4)       39

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

                            11/30/97   11/30/98 11/30/99  11/30/00 11/30/01 05/31/02(4)(6)
                            --------   -------- --------  -------- -------- --------------
   Real Estate Securities
    Portfolio Class Y......   1.83%(4)   1.31%    1.19%     1.10%    1.12%       1.10%
   Real Estate Securities
    Portfolio Class A......     --         --     1.83(4)   5.07     2.80        2.02
   Real Estate Securities
    Portfolio Class B......     --         --     2.48(4)   7.15     3.56        2.69
   Real Estate Securities
    Portfolio Class II.....     --         --     2.48(4)   8.79     3.27        2.69

(6) Unaudited
See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                            MICRO CAP PORTFOLIO
                                                            -------------------
                                   Net gain                                                                      Ratio
                   Net             on invest-                                                                   of net
                  Asset              ments      Total    Dividends Distri-            Net               Net    expenses
                 Value,     Net    (realized     from    from net  butions           Asset             Assets     to
                 begin-   invest-     and      invest-    invest-   from     Total   Value,            end of   average
     Period      ning of   ment     unreal-      ment      ment    capital  distri-  end of   Total    period     net
     Ended       period  (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's)  assets(5)
---------------- ------- --------- ---------- ---------- --------- -------  -------  ------ --------- -------- ---------
                                                                  Class Y
                                                                  -------
12/31/97-
11/30/98(3)..... $10.00   $(0.05)   $  2.08     $ 2.03      $--    $   --   $   --   $12.03   20.30%  $ 47,774   1.60%(4)
11/30/99........  12.03    (0.14)      7.91       7.77       --     (1.47)   (1.47)   18.33   65.67    121,914   1.54
11/30/00........  18.33    (0.18)      6.83       6.65       --     (5.51)   (5.51)   19.47   34.65    181,165   1.46
11/30/01........  19.47    (0.16)      0.62       0.46       --     (2.00)   (2.00)   17.93    1.86    259,632   1.42
05/31/02(6).....  17.93    (0.11)     (0.71)     (0.82)      --        --       --    17.11   (4.57)   284,469   1.40(4)
                                                                  Class A
                                                                  -------
05/01/01-
11/30/01(3)..... $19.51   $(0.15)   $(1.48)     $(1.63)     $--    $   --   $   --   $17.88   (8.35)% $ 22,357   1.90%(4)
05/31/02 (6)....  17.88    (0.16)     (0.70)     (0.86)      --        --       --    17.02   (4.81)    20,488   1.90(4)
                                                                  Class B
                                                                  -------
05/01/01-
11/30/01(3)..... $19.51   $(0.22)   $ (1.48)    $(1.70)     $--    $   --   $   --   $17.81   (8.71)% $ 12,609   2.55%(4)
05/31/02 (6)....  17.81    (0.21)     (0.70)     (0.91)      --        --       --    16.90   (5.11)    11,583   2.55(4)
                                                                 Class II
                                                                 --------
05/01/01-
11/30/01(3)..... $19.51   $(0.21)   $ (1.49)    $(1.70)     $--    $   --   $   --   $17.81   (8.71)% $ 15,147   2.55%(4)
05/31/02 (6)....  17.81    (0.21)     (0.70)     (0.91)      --        --       --    16.90   (5.11)    13,407   2.55(4)
                                                            MICRO CAP PORTFOLIO
                                                            -------------------
                   Ratio
                   of net
                 investment
                 (loss) to
     Period       average     Portfolio
     Ended       net assets   turnover
---------------- ------------ ---------
                                                                  Class Y
                                                                  -------
12/31/97-
11/30/98(3).....   (0.46)%(4)    121%
11/30/99........   (0.95)        150
11/30/00........   (0.77)        159
11/30/01........   (0.92)         71
05/31/02(6).....   (1.22)(4)      52
                                                                  Class A
                                                                  -------
05/01/01-
11/30/01(3).....   (1.52)%(4)     71%
05/31/02 (6)....   (1.72)(4)      52
                                                                  Class B
                                                                  -------
05/01/01-
11/30/01(3).....   (2.17)%(4)     71%
05/31/02 (6)....   (2.37)(4)      52
                                                                 Class II
                                                                 --------
05/01/01-
11/30/01(3).....   (2.17)%(4)     71%
05/31/02 (6)....   (2.37)(4)      52

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

                        11/30/98   11/30/99 11/30/00 11/30/01  05/31/02(4)(6)
                        --------   -------- -------- --------  --------------
   Micro Cap Portfolio
    Class Y...............1.90%(4).  1.54%    1.46%    1.42%        1.40%
   Micro Cap Portfolio
    Class A................ --         --       --     2.48(4)      2.16
   Micro Cap Portfolio
    Class B................ --         --       --     3.28(4)      2.84
   Micro Cap Portfolio
    Class II............... --         --       --     3.16(4)      2.79

(6)  Unaudited
                                               See Notes to Financial Statements
28

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                             MULTI CAP PORTFOLIO
                                                             -------------------
                                    Net gain
                   Net             on invest-
                  Asset              ments               Dividends Distri-            Net               Net
                 Value,     Net    (realized    Total    from net  butions           Asset            Assets  Ratio of net
                 begin-   invest-     and        from     invest-   from     Total   Value,           end of   expenses to
     Period      ning of   ment     unreal-   investment   ment    capital  distri-  end of   Total   period     average
     Ended       period  (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's) net assets(5)
---------------- ------- --------- ---------- ---------- --------- -------  -------  ------ --------- ------- -------------
                                                                   Class Y
                                                                   -------
12/31/98-
11/30/99(3)..... $10.00   $ (0.05)   $ 6.96     $ 6.91      $--    $(2.13)  $(2.13)  $14.78   72.39%  $35,944    1.35%(4)
11/30/00........  14.78     (0.13)     5.53       5.40       --     (3.22)   (3.22)   16.96   37.02    82,936    1.27
11/30/01........  16.96     (0.06)    (0.95)     (1.01)      --     (0.49)   (0.49)   15.46   (6.41)   61,991    1.12
05/31/02 (6)....  15.46     (0.04)    (0.59)     (0.63)      --        --       --    14.83   (4.07)   91,185    1.00(4)
                                                                   Class A
                                                                   -------
03/31/00-
11/30/00(3)..... $18.92   $ (0.15)   $ 0.43     $ 0.28      $--    $(2.30)  $(2.30)  $16.90    0.69%  $   108    1.70%(4)
11/30/01........  16.90     (0.12)    (0.94)     (1.06)      --     (0.49)   (0.49)   15.35   (6.74)   32,571    1.52
05/31/02 (6)....  15.35     (0.08)    (0.58)     (0.66)      --        --       --    14.69   (4.30)   49,546    1.55(4)
                                                                   Class B
                                                                   -------
05/01/01-
11/30/01(3)..... $16.82   $ (0.11)   $(1.43)    $(1.54)     $--    $   --   $   --   $15.28   (9.16)% $ 6,396    2.19%(4)
05/31/02 (6)....  15.28     (0.13)    (0.58)     (0.71)      --        --       --    14.57   (4.65)   10,753    2.20(4)
                                                                   Class II
                                                                   --------
05/01/01-
11/30/01(3)..... $16.82   $ (0.11)   $(1.43)    $(1.54)     $--    $   --   $   --   $15.28   (9.16)% $ 6,974    2.19%(4)
05/31/02 (6)....  15.28     (0.13)    (0.57)     (0.70)      --        --       --    14.58   (4.58)   11,390    2.20(4)
                                                             MULTI CAP PORTFOLIO
                                                             -------------------
                   Ratio
                   of net
                 investment
                 (loss) to
     Period       average     Portfolio
     Ended       net assets   turnover
---------------- ------------ ---------
                                                                   Class Y
                                                                   -------
12/31/98-
11/30/99(3).....  (0.42)%(4)     154%
11/30/00........  (0.71)         187
11/30/01........  (0.36)         122
05/31/02 (6)....  (0.50)(4)       66
                                                                   Class A
                                                                   -------
03/31/00-
11/30/00(3).....  (1.09)%(4)     187%
11/30/01........  (0.73)         122
05/31/02 (6)....  (1.05)(4)       66
                                                                   Class B
                                                                   -------
05/01/01-
11/30/01(3).....  (1.40)%(4)     122%
05/31/02 (6)....  (1.69)(4)       66
                                                                   Class II
                                                                   --------
05/01/01-
11/30/01(3).....  (1.41)%(4)     122%
05/31/02 (6)....  (1.69)(4)       66

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

                        11/30/99   11/30/00   11/30/01  05/31/02(4)(6)
                        --------   --------   --------  --------------
   Multi Cap Portfolio
    Class Y...............1.65%(4).  1.27%      1.12%        1.00%
   Multi Cap Portfolio
    Class A................ --      26.55(4)    1.68         1.59
   Multi Cap Portfolio
    Class B................ --         --       4.00(4)      2.36
   Multi Cap Portfolio
    Class II............... --         --       3.90(4)      2.36

(6) Unaudited

See Notes to Financial Statements

BRAZOS MUTUAL FUNDS
Financial Highlights -- continued

                                                               MID CAP PORTFOLIO
                                                               -----------------
                                   Net gain
                  Net               (loss)
                 Asset            on invest-
                 Value,             ments      Total    Dividends Distri-            Net               Net
                 begin-    Net    (realized     from    from net  butions           Asset            Assets  Ratio of net
                  ning   invest-     and      invest-    invest-   from     Total   Value,           end of   expenses to
     Period        of     ment     unreal-      ment      ment    capital  distri-  end of   Total   period     average
     Ended       period (loss)(1)   ized)    operations  income    gains   butions  period Return(2) (000's) net assets(5)
---------------- ------ --------- ---------- ---------- --------- -------  -------  ------ --------- ------- -------------
                                                                    Class Y
                                                                    -------
12/31/99-
11/30/00(3)..... $10.00  $(0.08)    $ 2.02     $ 1.94     $ --    $(0.48)  $(0.48)  $11.46   18.93%  $65,055   1.32%(4)
11/30/01........  11.46   (0.07)     (0.41)     (0.48)      --     (0.25)   (0.25)   10.73   (4.52)   61,317   1.18
05/31/02(6).....  10.73   (0.05)      0.23       0.18       --        --       --    10.91    1.68    87,074   1.09(4)
                                                                    Class A
                                                                    -------
03/31/00-
11/30/00(3)..... $12.00  $(0.11)    $ 0.02     $(0.09)    $ --    $(0.48)  $(0.48)  $11.43   (1.15)% $   108   1.70%(4)
11/30/01........  11.43   (0.13)     (0.38)     (0.51)      --     (0.25)   (0.25)   10.67   (4.80)    1,093   1.54
05/31/02(6).....  10.67   (0.07)      0.23       0.16       --        --       --    10.83    1.50    31,916   1.55(4)
                                                                    Class B
                                                                    -------
05/1/01-
11/30/01(3)..... $11.43  $(0.12)    $(0.69)    $(0.81)    $ --    $   --   $   --   $10.62   (7.09)% $ 1,104   2.15%(4)
05/31/02(6).....  10.62   (0.11)      0.23       0.12       --        --       --    10.74    1.13     1,880   2.20(4)
                                                                   Class II
                                                                   --------
05/1/01-
11/30/01(3)..... $11.43  $(0.11)    $(0.70)    $(0.81)    $ --    $   --   $   --   $10.62   (7.09)% $ 1,079   2.14%(4)
05/31/02(6).....  10.62   (0.11)      0.23       0.12       --        --       --    10.74    1.13     1,946   2.20(4)
                                                               MID CAP PORTFOLIO
                                                               -----------------
                 Ratio of net
                  investment
                  (loss) to
     Period        average    Portfolio
     Ended        net assets  turnover
---------------- ------------ ---------
                                                                    Class Y
                                                                    -------
12/31/99-
11/30/00(3).....  (0.65)%(4)     137%
11/30/01........  (0.66)         113
05/31/02(6).....  (0.84)(4)       50
                                                                    Class A
                                                                    -------
03/31/00-
11/30/00(3).....  (1.15)%(4)     137%
11/30/01........  (1.07)         113
05/31/02(6).....  (1.28)(4)       50
                                                                    Class B
                                                                    -------
05/1/01-
11/30/01(3).....  (1.68)%(4)     113%
05/31/02(6).....  (1.95)(4)       50
                                                                   Class II
                                                                   --------
05/1/01-
11/30/01(3).....  (1.65)%(4)     113%
05/31/02(6).....  (1.95)(4)       50

---------
(1) Calculated based upon average shares outstanding
(2) Total return is not annualized and does not reflect sales load
(3) Commencement of sale of respective class of shares
(4) Annualized
(5) Ratio presented above represents expenses net of reimbursement. Ratio of expenses to average net assets before expense reimbursements, as follows:

                            11/30/00    11/30/01   05/31/02(4)(6)
                            --------    --------   --------------
   Mid Cap Portfolio Class
    Y......................   1.35%(4)    1.21%         1.09%
   Mid Cap Portfolio Class
    A......................  27.75(4)     3.46          1.93
   Mid Cap Portfolio Class
    B......................     --        9.79(4)       3.04
   Mid Cap Portfolio Class
    II.....................     --       11.35(4)       3.08

(6)  Unaudited
                                               See Notes to Financial Statements
30

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited)                           May 31, 2002

1. Description of the Fund. Brazos Mutual Funds (the "Fund") is registered un-der the Investment Company Act of 1940, as amended (the "1940 Act"), as a di-versified, open-end management investment company established as a Delaware business trust. The Declaration of Trust, dated October 28, 1996, permits the Trustees to establish separate series or "Portfolios," each of which may issue separate classes of shares. The authorized shares of beneficial interest of the Fund are currently divided into five Portfolios, the BRAZOS Small Cap Portfolio ("Small Cap Portfolio"), the BRAZOS Real Estate Securities Portfolio ("Real Es-tate Securities Portfolio"), the BRAZOS Micro Cap Portfolio ("Micro Cap Portfo-lio"), the BRAZOS Multi Cap Portfolio ("Multi Cap Portfolio") and the BRAZOS Mid Cap Portfolio ("Mid Cap Portfolio") (each, a "Portfolio" and collectively, the "Portfolios"). The investment objective and strategy for each Portfolio is as follows:

Small Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in small capitaliza-tion companies.

Real Estate Securities Portfolio seeks to invest in real estate securities that provide a balance of income and appreciation, with reasonable risk to princi-pal, by investing primarily in companies principally engaged in the real estate industry.

Micro Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in micro capitaliza-tion companies.

Multi Cap Portfolio seeks to provide maximum capital growth, consistent with reasonable risk to principal, by investing primarily in equity securities.

Mid Cap Portfolio seeks to provide maximum capital appreciation, consistent with reasonable risk to principal, by investing primarily in mid capitalization companies.

The Portfolios offer four classes of shares. The cost structure for each class is as follows:

Class A shares--   Offered at net asset value per share plus an initial sales charge. Any purchases of Class A shares in excess of $1,000,000 will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

Class B shares--   Offered at net asset value per share without an initial
                   sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after eight years from the issuance of such shares and at such time will be subject to the lower distribution fee applica-ble to Class A shares.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2002

Class II shares--   Offered at net asset value per share plus an initial sales charge. Certain redemptions made within the first 18 months of the date of purchase are subject to a contingent de-ferred sales charge.

Class Y shares--   Offered at net asset value per share with substantial mini-
                   mum initial investment requirements, generally associated with institutional investors.

Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B and Class II shares each make distribu-tion and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, except that Class B and Class II shares are subject to higher distribution fee rates.


2. Significant Accounting Policies. The following is a summary of the signifi-cant accounting policies of the Fund:

Security Valuation. Each Portfolio's securities use the last quoted trading price as the market value for equity securities. For listed securities, the Portfolios use the price quoted by the exchange on which the security is pri-marily traded. Unlisted securities and listed securities, including REITs, which have not been traded on the valuation date or for which market quotations are not readily available are valued at the average between the last price asked and the last price bid. Bonds and other fixed income securities are val-ued according to the broadest and most representative market, which will ordi-narily be the over-the-counter market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Short-term investments with remaining maturities of 60 days or less are valued at am-ortized cost, which approximates market value, unless the Fund's Board of Trustees determines that this does not represent fair value. The value of secu-rities for which no quotation is readily available is determined in good faith under the direction of the Board of Trustees.

New Accounting Pronouncement. In November 2000, a revised American Institute of Certified Public Accountants Audit and Accounting Guide, "Audits of Investments Companies," was issued and is effective for fiscal years beginning after Decem-ber 15, 2000. The impact of this guide on the financial statements of the Port-folios is not expected to be significant.

Repurchase Agreements. The Portfolios invest in one or more repurchase agree-ments collateralized by U.S. Treasury or federal agency obligations. The Port-folios' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to re-purchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2002


Federal Income Taxes. Each Portfolio is treated as a separate entity and in-tends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its taxable in-come to its shareholders. Therefore, no provision for federal income tax is re-quired.

The Portfolios may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. The Portfolios intend to distribute their net investment income and capital gains as necessary to avoid this excise tax.

Investment Income and Expenses. Net investment income, other than class spe-cific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of out-standing shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the cur-rent capital share activity of the respective class).

Expenses common to all portfolios are allocated among the Portfolios based upon their relative net asset values or other appropriate allocation methods.

Distributions to Shareholders. Each Portfolio will distribute annually to shareholders substantially all of its net investment income, except for the Real Estate Securities Portfolio, which will pay quarterly. Capital gain dis-tributions, if any, will be paid at least annually. The character of distribu-tions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differ-ences in the recognition of income and expense items for financial statement and federal income tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The Real Estate Securities Portfolio receives a majority of its dividend income from REITs. For tax purposes, a portion of these dividends may consist of capi-tal gains and returns of capital. Accordingly, the Portfolio's distributions to shareholders may include a portion that may be a return of capital received from the REITs, as well as a return of capital attributed to distributions of other income for financial reporting purposes. Distributions determined to be returns of capital are not subject to current taxation. In accordance with Statement of Position ("SOP") 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distribu-tions by Investment Companies, distributions representing a return of capital for tax purposes are charged to paid in capital.

For the period ended November 30, 2001, the following reclassifications arising from book/tax differences were primarily the result of reclassifications due to net operating losses.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2002


                                  Accumulated   Accumulated
                                 Undistributed Undistributed
                                 Net Realized  Net Investment   Paid In
                                  Gain/(Loss)  Income/(Loss)    Capital
                                 ------------- -------------- -----------
   Small Cap Portfolio..........   $ 277,727     $4,230,928   $(4,508,655)
   Real Estate Securities
    Portfolio...................    (745,147)      (358,201)    1,103,348
   Micro Cap Portfolio..........       6,682      2,599,169    (2,605,851)
   Multi Cap Portfolio..........      12,895        434,779      (447,674)
   Mid Cap Portfolio............         925        448,782      (449,707)

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with accounting principles generally ac-cepted in the United States requires management to make estimates and assump-tions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other. Investment security transactions are accounted for on a trade date ba-sis. Each Portfolio uses the specific identification method for determining re-alized gain and loss on investments for both financial and federal income tax reporting purposes. Dividend income and distributions to shareholders are re-corded on the ex-dividend date. Interest income is recorded on the accrual ba-sis.

3. Investment Securities. The aggregate purchases and sales of long-term secu-rities for the six months ended May 31, 2002 were as follows:

                                                   Purchases      Sales
                                                  ------------ ------------
   Small Cap Portfolio........................... $566,799,237 $475,082,094
   Real Estate Securities Portfolio..............   65,782,359   68,024,031
   Micro Cap Portfolio...........................  183,236,753  156,802,303
   Multi Cap Portfolio...........................  136,953,577   81,998,311
   Mid Cap Portfolio.............................   78,865,529   37,629,945

4. Advisory Fees and Other Transactions with Affiliates. The Fund, on behalf of each Portfolio, employs John McStay Investment Counsel (the "Adviser"), an in-vestment counseling firm founded in 1983, to furnish investment advisory and other services to the Fund. On April 19, 1999 the Adviser became an indirect majority owned subsidiary of American International Group, Inc. Under Invest-ment Advisory Agreements with the Fund, the Adviser manages the investment and reinvestment of the assets of the Portfolios. The Adviser must adhere to the stated investment objectives and policies of the Portfolios, and is subject to the control and supervision of the Fund's Board of Trustees. For its services under the Advisory Agreements, the Portfolios' pay the Adviser

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2002

a monthly fee at the annual rate of 0.90%, 0.90%, 1.20%, 0.75% and 0.75% of the average daily net assets of the Small Cap Portfolio, Real Estate Securities Portfolio, Micro Cap Portfolio, Multi Cap Portfolio and Mid Cap Portfolio, respectively.

Effective August 1, 1999 the Fund, on behalf of each Portfolio, entered into an Administration Agreement with SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly owned subsidiary of American International Group, Inc. SAAMCo receives an annual fee based upon average daily net assets of each Portfolio as follows:

  .07% on the first $200 million
  .06% on the next $500 million
  .04% on the balance
  Minimum annual fee: $35,000/first portfolio; $25,000/portfolio for the next three portfolios; $20,000/portfolio for any additional portfo-lios.

Accordingly, for the six months ended May 31, 2002, SAAMCO received fees (see Statement of Operations) based upon the aforementioned rates. For the six months ended May 31, 2002, SAAMCo reimbursed expenses on Classes A, B and II as follows:

                                                        Expenses Reimbursed by
                                                             Administrator
                                                        -----------------------
                                                                         Class
                                                        Class A Class B   II
                                                        ------- ------- -------
Small Cap Portfolio.................................... $ 2,504 $ 6,259 $ 6,798
Real Estate Securities Portfolio.......................   5,705   5,599   5,980
Micro Cap Portfolio....................................  30,136  18,577  18,085
Multi Cap Portfolio....................................   9,416   7,743   7,808
Mid Cap Portfolio......................................  18,705   7,078   6,707

The Fund, on behalf of each Portfolio, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("Distributor" or "SACS"), an affiliate of the Administrator. Each Portfolio has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of trustees and approved by its shareholders. Pursuant to such rule, the Trustees and the shareholders of Class A, Class B and Class II have adopted
Distribution Plans hereinafter referred to as the "Class A Plan", "Class B Plan" and "Class II Plan". In adopting the Distribution Plans, the Trustees de-termined that there was a reasonable likelihood that each such Plan would bene-fit the Portfolio and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsi-dize the sale of shares of any other class.

Under the Class A Plan, Class B Plan and Class II Plan, the Distributor re-ceives payments from a Portfolio at an annual rate of up to 0.10%, 0.75% and 0.75%, respectively, of average daily net assets

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2002

of such Portfolio's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reim-bursed out of such distribution fees include fees paid to broker-dealers that have sold Portfolio shares, commissions and other expenses such as those in-curred for sales literature, prospectus printing and distribution and compensa-tion to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribu-tion costs as described above. The Distribution Plans provide that each class of shares of each Portfolio may also pay the Distributor an account maintenance and service fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. Accordingly, for the six months ended May 31, 2002, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

SACS receives sales charges on each Portfolio's Class A and Class II shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Port-folio's Class A, Class B and Class II shares. SACS has advised the Fund that for the six months ended May 31, 2002 the proceeds received from sales (and paid out to affiliated and non- affiliated broker-dealers) and redemptions are as follows:

                                               Class A                Class B
                                    ------------------------------ -------------
                                                           Non-
                                             Affiliated affiliated  Contingent
                                     Sales    Broker-    Broker-     Deferred
                                    Charges   dealers    dealers   Sales Charges
                                    -------- ---------- ---------- -------------
Small Cap Portfolio................ $ 78,189  $26,143    $40,690      $ 3,102
Real Estate Securities Portfolio...   32,691   22,476      5,380       13,699
Micro Cap Portfolio................   23,513   10,238     10,017       28,309
Multi Cap Portfolio................  124,766   47,059     59,663        6,811
Mid Cap Portfolio..................   13,968    8,294      3,256          835

                                               Class II              Class II
                                     ----------------------------- -------------
                                                           Non-
                                             Affiliated affiliated  Contingent
                                      Sales   Broker-    Broker-     Deferred
                                     Charges  dealers    dealers   Sales Charges
                                     ------- ---------- ---------- -------------
Small Cap Portfolio................. $29,000  $ 5,626    $23,374      $1,008
Real Estate Securities Portfolio....  12,045    6,809      5,236          73
Micro Cap Portfolio.................   8,302    2,361      5,941       2,884
Multi Cap Portfolio.................  42,051   14,843     27,208       3,929
Mid Cap Portfolio...................   7,244    2,707      4,537         109

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2002


The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Administrator. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Portfo-lios' transfer agent in connection with the services that it offers to the shareholders of the Portfolios. The Service Agreement, which is approved annu-ally by the Trustees, permits the Portfolios to compensate SAFS for services rendered based upon the following rates:

Class A, Class B, Class II--0.22% of average daily net assets

Class Y--transaction fee based, minimum annual fee of $25,000 for the first fund, $10,000 for each additional fund. Any transaction fees earned are remitted to State Street Bank & Trust Co.

For the six months ended May 31, 2002, the Portfolios incurred the following expenses which are included in transfer agent fees in the Statement of Opera-tions to compensate SAFS pursuant to the terms of the Service Agreement.

                                                              Payable at
                                      Expense                May 31, 2002
                              ------------------------ ------------------------
                              Class A Class B Class II Class A Class B Class II
                              ------- ------- -------- ------- ------- --------
Small Cap Portfolio.......... $47,013 $ 6,669 $ 9,437  $2,372  $1,216   $1,767
Real Estate Securities
 Portfolio...................   3,326   3,173   3,332     680     662      730
Micro Cap Portfolio..........  25,109  14,109  16,450   4,029   2,261    2,601
Multi Cap Portfolio..........  43,815  10,357  10,501   9,426   2,023    2,095
Mid Cap Portfolio............  10,697   1,845   1,684   6,042     354      354

Pembrook Securities ("Pembrook"), a brokerage firm affiliated with the Portfo-lios, directly effects purchases and sales of securities for the Portfolios. In connection therewith, brokerage commissions paid to Pembrook by the Small Cap Portfolio, Real Estate Securities Portfolio, Micro Cap Portfolio, Multi Cap Portfolio and Mid Cap Portfolio for the six months ended May 31, 2002 totaled $131,685, $36,480, $3,955, $124,190 and $55,590, respectively.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2002


5. Fund Shares. At May 31, 2002, there were an unlimited number of shares of beneficial interest authorized. The following table summarizes the activity in shares of each Portfolio:

                                                         Small Cap Portfolio
                    -----------------------------------------------------------------------------------------------------
                                        Class Y                                             Class A
                    ---------------------------------------------------  ------------------------------------------------
                            For the                   For the                    For the                  For the
                       six months ended              year ended             six months ended            year ended
                         May 31, 2002            November 30, 2001            May 31, 2002           November 30, 2001
                    ------------------------  -------------------------  ------------------------  ----------------------
                      Shares       Amount       Shares       Amount        Shares       Amount      Shares      Amount
                    ----------  ------------  ----------  -------------  ----------  ------------  ---------  -----------
Shares sold........ 11,805,198  $210,629,876  10,672,610  $ 195,255,004   1,006,627  $ 17,321,838  3,031,133  $57,090,085
Reinvested
 dividends.........         --            --   1,314,789     27,689,457          --            --      7,989      166,564
Shares redeemed.... (5,316,884)  (95,163,429) (9,725,011)  (179,835,314) (3,174,686)  (55,591,204)  (272,378)  (5,063,885)
                    ----------  ------------  ----------  -------------  ----------  ------------  ---------  -----------
Net increase
 (decrease)........  6,488,314  $115,466,447   2,262,388  $  43,109,147  (2,168,059) $(38,269,366) 2,766,744  $52,192,764
                    ==========  ============  ==========  =============  ==========  ============  =========  ===========

                                                         Small Cap Portfolio
                    -----------------------------------------------------------------------------------------------------
                                        Class B                                            Class II
                    ---------------------------------------------------  ------------------------------------------------
                            For the                   For the                    For the                  For the
                       six months ended              year ended             six months ended            year ended
                         May 31, 2002            November 30, 2001            May 31, 2002           November 30, 2001
                    ------------------------  -------------------------  ------------------------  ----------------------
                      Shares       Amount       Shares       Amount        Shares       Amount      Shares      Amount
                    ----------  ------------  ----------  -------------  ----------  ------------  ---------  -----------
Shares sold........    117,070  $  2,037,372     206,433  $   3,731,414     242,303  $  4,225,885    292,461  $ 5,264,242
Reinvested
 dividends.........         --            --       2,856         59,058          --            --      2,333       48,233
Shares redeemed....    (16,106)     (276,914)    (21,776)      (388,519)    (36,814)     (624,169)   (14,077)    (244,224)
                    ----------  ------------  ----------  -------------  ----------  ------------  ---------  -----------
Net increase.......    100,964  $  1,760,458     187,513  $   3,401,953     205,489  $  3,601,716    280,717  $ 5,068,251
                    ==========  ============  ==========  =============  ==========  ============  =========  ===========

                                                   Real Estate Securities Portfolio
                    -----------------------------------------------------------------------------------------------------
                                        Class Y                                             Class A
                    ---------------------------------------------------  ------------------------------------------------
                            For the                   For the                    For the                  For the
                       six months ended              year ended             six months ended            year ended
                         May 31, 2002            November 30, 2001            May 31, 2002           November 30, 2001
                    ------------------------  -------------------------  ------------------------  ----------------------
                      Shares       Amount       Shares       Amount        Shares       Amount      Shares      Amount
                    ----------  ------------  ----------  -------------  ----------  ------------  ---------  -----------
Shares sold........  2,327,536  $ 25,347,398   2,426,887  $  24,307,984     195,755  $  2,134,700    227,734  $ 2,307,763
Reinvested
 dividends.........    263,076     2,798,645     661,221      6,586,131       4,235        45,265      4,635       46,252
Shares redeemed.... (5,106,935)  (55,240,479) (6,619,338)   (65,382,066)    (88,458)     (972,750)   (75,254)    (759,504)
                    ----------  ------------  ----------  -------------  ----------  ------------  ---------  -----------
Net increase
 (decrease)........ (2,516,323) $(27,094,436) (3,531,230) $ (34,487,951)    111,532  $  1,207,215    157,115  $ 1,594,511
                    ==========  ============  ==========  =============  ==========  ============  =========  ===========

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2002


                                                      Real Estate Securities Portfolio
                          ------------------------------------------------------------------------------------------------
                                             Class B                                          Class II
                          -------------------------------------------------  ---------------------------------------------
                                 For the                   For the                 For the                 For the
                             six months ended            year ended            six months ended          year ended
                               May 31, 2002           November 30, 2001          May 31, 2002         November 30, 2001
                          -----------------------  ------------------------  ---------------------  ----------------------
                            Shares      Amount       Shares       Amount      Shares     Amount      Shares      Amount
                          ----------  -----------  ----------  ------------  --------  -----------  ---------  -----------
Shares sold.............     158,205  $ 1,722,179     184,793  $  1,852,159   157,799  $ 1,733,781    165,175  $ 1,640,697
Reinvested dividends....       2,967       31,534       2,448        24,461     3,784       40,183      4,832       48,204
Shares redeemed.........     (58,999)    (637,268)    (39,337)     (386,344)  (25,960)    (281,028)   (42,127)    (424,390)
                          ----------  -----------  ----------  ------------  --------  -----------  ---------  -----------
Net increase............     102,173  $ 1,116,445     147,904  $  1,490,276   135,623  $ 1,492,936    127,880  $ 1,264,511
                          ==========  ===========  ==========  ============  ========  ===========  =========  ===========

                                                             Micro Cap Portfolio
                          ------------------------------------------------------------------------------------------------
                                             Class Y                                          Class A
                          -------------------------------------------------  ---------------------------------------------
                                                                                                       For the period
                                 For the                   For the                 For the              May 1, 2001*
                             six months ended            year ended            six months ended            through
                               May 31, 2002           November 30, 2001          May 31, 2002         November 30, 2001
                          -----------------------  ------------------------  ---------------------  ----------------------
                            Shares      Amount       Shares       Amount      Shares     Amount      Shares      Amount
                          ----------  -----------  ----------  ------------  --------  -----------  ---------  -----------
Shares sold.............   4,089,236  $74,658,965  10,061,477  $187,447,026   117,899  $ 2,153,597  1,365,129  $26,817,830
Reinvested dividends....          --           --     920,990    17,369,873        --           --         --           --
Shares redeemed.........  (1,943,199) (35,432,395) (5,805,160) (108,256,796) (164,525)  (2,951,897)  (114,708)  (2,069,710)
                          ----------  -----------  ----------  ------------  --------  -----------  ---------  -----------
Net increase (decrease).   2,146,037  $39,226,570   5,177,307  $ 96,560,103   (46,626) $  (798,300) 1,250,421  $24,748,120
                          ==========  ===========  ==========  ============  ========  ===========  =========  ===========

                                                             Micro Cap Portfolio
                          ------------------------------------------------------------------------------------------------
                                             Class B                                          Class II
                          -------------------------------------------------  ---------------------------------------------
                                                       For the period                                  For the period
                                 For the                May 1, 2001*               For the              May 1, 2001*
                             six months ended              through             six months ended            through
                               May 31, 2002           November 30, 2001          May 31, 2002         November 30, 2001
                          -----------------------  ------------------------  ---------------------  ----------------------
                            Shares      Amount       Shares       Amount      Shares     Amount      Shares      Amount
                          ----------  -----------  ----------  ------------  --------  -----------  ---------  -----------
Shares sold.............      72,071  $ 1,308,772     801,425  $ 15,705,471    97,290  $ 1,762,116    974,168  $18,985,873
Reinvested dividends....          --           --          --            --        --           --         --           --
Shares redeemed.........     (94,622)  (1,688,796)    (93,396)   (1,578,488) (154,332)  (2,804,875)  (123,683)  (2,124,920)
                          ----------  -----------  ----------  ------------  --------  -----------  ---------  -----------
Net increase (decrease).     (22,551) $  (380,024)    708,029  $ 14,126,983   (57,042) $(1,042,759)   850,485  $16,860,953
                          ==========  ===========  ==========  ============  ========  ===========  =========  ===========

*  Inception of the class

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2002

                                                             Multi Cap Portfolio
                          -------------------------------------------------------------------------------------------------
                                             Class Y                                           Class A
                          -------------------------------------------------  ----------------------------------------------
                                 For the                   For the                  For the                 For the
                             six months ended            year ended            six months ended           year ended
                               May 31, 2002           November 30, 2001          May 31, 2002          November 30, 2001
                          -----------------------  ------------------------  ----------------------  ----------------------
                            Shares      Amount       Shares       Amount      Shares      Amount      Shares      Amount
                          ----------  -----------  ----------  ------------  ---------  -----------  ---------  -----------
Shares sold.............   2,644,335  $41,001,901   1,301,526  $ 22,118,913  1,421,245  $21,866,092  2,171,941  $36,053,416
Reinvested dividends....          --           --     123,594     2,290,200         --           --        171        3,163
Shares redeemed.........    (507,164)  (7,800,763) (2,306,625)  (39,079,850)  (170,151)  (2,598,519)   (56,704)    (839,987)
                          ----------  -----------  ----------  ------------  ---------  -----------  ---------  -----------
Net increase (decrease).   2,137,171  $33,201,138    (881,505) $(14,670,737) 1,251,094  $19,267,573  2,115,408  $35,216,592
                          ==========  ===========  ==========  ============  =========  ===========  =========  ===========

                                                             Multi Cap Portfolio
                          -------------------------------------------------------------------------------------------------
                                             Class B                                          Class II
                          -------------------------------------------------  ----------------------------------------------
                                                       For the period                                   For the period
                                 For the                May 1, 2001*                For the              May 1, 2001*
                             six months ended              through             six months ended             through
                               May 31, 2002           November 30, 2001          May 31, 2002          November 30, 2001
                          -----------------------  ------------------------  ----------------------  ----------------------
                            Shares      Amount       Shares       Amount      Shares      Amount      Shares      Amount
                          ----------  -----------  ----------  ------------  ---------  -----------  ---------  -----------
Shares sold.............     342,499  $ 5,277,696     437,988  $  6,947,884    384,036  $ 5,888,754    468,552  $ 7,397,295
Reinvested dividends....          --           --          --            --         --           --         --           --
Shares redeemed.........     (22,955)    (347,467)    (19,354)     (284,106)   (59,040)    (905,630)   (12,283)    (176,195)
                          ----------  -----------  ----------  ------------  ---------  -----------  ---------  -----------
Net increase............     319,544  $ 4,930,229     418,634  $  6,663,778    324,996  $ 4,983,124    456,269  $ 7,221,100
                          ==========  ===========  ==========  ============  =========  ===========  =========  ===========

                                                              Mid Cap Portfolio
                          -------------------------------------------------------------------------------------------------
                                             Class Y                                           Class A
                          -------------------------------------------------  ----------------------------------------------
                                 For the                   For the                  For the                 For the
                             six months ended            year ended            six months ended           year ended
                               May 31, 2002           November 30, 2001          May 31, 2002          November 30, 2001
                          -----------------------  ------------------------  ----------------------  ----------------------
                            Shares      Amount       Shares       Amount      Shares      Amount      Shares      Amount
                          ----------  -----------  ----------  ------------  ---------  -----------  ---------  -----------
Shares sold.............   3,342,714  $37,222,592   1,906,307  $ 21,924,916  2,975,519  $32,999,431    116,966  $ 1,310,867
Reinvested dividends....          --           --     117,277     1,480,033         --           --        188        2,362
Shares redeemed.........  (1,078,792) (11,940,246) (1,984,301)  (22,503,333)  (129,910)  (1,374,789)   (24,123)    (258,147)
                          ----------  -----------  ----------  ------------  ---------  -----------  ---------  -----------
Net increase............   2,263,922  $25,282,346      39,283  $    901,616  2,845,609  $31,624,642     93,031  $ 1,055,082
                          ==========  ===========  ==========  ============  =========  ===========  =========  ===========

*  Inception of the class

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2002

                                                   Mid Cap Portfolio
                         ----------------------------------------------------------------------------
                                      Class B                                Class II
                         -------------------------------------  -------------------------------------
                             For the         For the period         For the         For the period
                           six months         May 1, 2001*        six months         May 1, 2001*
                          ended May 31,         through          ended May 31,         through
                              2002         November 30, 2001         2002         November 30, 2001
                         ----------------  -------------------  ----------------  -------------------
                         Shares   Amount   Shares     Amount    Shares   Amount   Shares     Amount
                         ------  --------  -------  ----------  ------  --------  -------  ----------
Shares sold............. 79,191  $858,174  105,917  $1,173,475  83,289  $906,007  109,309  $1,198,261
Reinvested dividends....     --        --       --          --      --        --       --          --
Shares redeemed......... (8,045)  (87,717)  (1,973)    (21,520) (3,750)  (40,719)  (7,719)    (83,439)
                         ------  --------  -------  ----------  ------  --------  -------  ----------
Net increase............ 71,146  $770,457  103,944  $1,151,955  79,539  $865,288  101,590  $1,114,822
                         ======  ========  =======  ==========  ======  ========  =======  ==========
*Inception of the class

6. Income Tax Information. At May 31, 2002, the investment cost and gross unrealized appreciation and depreciation on investments for tax purposes were as follows:

                                         Unrealized   Unrealized       Net
                               Cost     Appreciation Depreciation  Appreciation
                           ------------ ------------ ------------  ------------
Small Cap Portfolio....... $830,817,183 $150,466,183 $(32,270,365) $118,195,818
Real Estate Securities
 Portfolio................  161,021,208   20,372,819     (317,101)   20,055,718
Micro Cap Portfolio.......  302,013,559   52,963,732  (25,536,453)   27,427,279
Multi Cap Portfolio.......  152,923,446   15,534,980   (6,715,683)    8,819,297
Mid Cap Portfolio.........  114,905,370   11,324,059   (3,180,862)    8,143,197

The following net realized capital loss carryforwards at November 30, 2001, may be utilized to offset future capital gains:

                                                        Capital Loss  Expiration
                                                        Carryforward   Through
                                                        ------------- ----------
Small Cap Portfolio....................................  $61,495,656     2009
Real Estate Securities Portfolio.......................    4,949,824     2008
Micro Cap Portfolio....................................   15,991,743     2009
Multi Cap Portfolio....................................    7,485,595     2009
Mid Cap Portfolio......................................    6,817,028     2009

The Real Estate Securities Portfolio utilized capital loss carryforwards of $16,589,611 to offset the Portfolio's net taxable gains realized and recognized in the year ended November 30, 2001.

7. Investment Concentration. Because the Real Estate Securities Portfolio may invest a substantial portion of its assets in Real Estate Investment Trusts ("REITs"), the Portfolio may also be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

BRAZOS MUTUAL FUNDS
Notes to Financial Statements (Unaudited) -- continued              May 31, 2002

Furthermore, REITs are dependent upon specialized management skills, have lim-ited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. REITs depend generally on their ability to gener-ate cash flow to make distributions to shareholders and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the per-formance of a REIT may be affected by its failure to qualify for tax-free, pass-through of income under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") or its failure to maintain exemption from registration under the 1940 Act.

8. Commitments and Contingencies. The Brazos Mutual Funds have, along with other affiliated registered investment companies, established committed and un-committed lines of credit with State Street Bank and Trust Company, the Portfo-lios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and Federal Funds Rate plus 100 basis points on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. The Portfolios did not have any outstanding borrowings at May 31, 2002.

[LOGO] BRAZOS MUTUAL FUNDS
www.brazosfunds.com

The SunAmerica Center
733 Third Avenue
New York, NY 10017-3204

TRUSTEES            ADMINISTRATOR                       This report is submitted
--------            -------------                       solely for the general
GEORGE W. GAU       SUNAMERICA ASSET MANAGEMENT CORP.   information of share
JOHN H. MASSEY      733 THIRD AVENUE                    holders of the Fund.
DAVID M. REICHERT   NEW YORK, NEW YORK                  Distribution of this
DAN L.              10017                               report to persons other
HOCKENBROUGH                                            than shareholders of the
                                                        Fund is authorized only
OFFICERS             DISTRIBUTOR                        in connection with a
--------             -----------                        currently effective
DAN L.               SUNAMERICA CAPITAL SERVICES, INC.  prospectus, setting
HOCKENBROUGH         THE SUNAMERICA CENTER              forth details of the
Chairman of the      733 THIRD AVENUE                   Fund, which must precede
Board,               NEW YORK, NEW YORK                 or accompany this
President,           10017-3204                         report.
Treasurer and
Chief Financial      CUSTODIAN &                        The accompanying report
Officer              TRANSFER AGENT                     has not been examined by
                     --------------                     independent accountants
PATTI S. ALMANZA     STATE STREET BANK AND TRUST CO.    and accordingly no
Vice President       P.O. BOX 419572                    opinion has been
                     KANSAS CITY, MO                    expressed thereon.
TRICIA A. HUNDLEY    64141-6572
Vice President and
Secretary            COUNSEL
                     -------
PETER C. SUTTON      KIRKPATRICK & LOCKHART LLP
Vice President and   1800 MASSACHUSETTS AVENUE
Assistant            WASHINGTON, DC 20036
Treasurer
                     AUDITORS
M. ROSALIE           --------
BUENAVENTURA         PRICEWATERHOUSECOOPERS LLP
Assistant            1177 AVENUE OF THE AMERICAS
Secretary            NEW YORK, NEW YORK 10036

BRSAN-05/02